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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia California Intermediate Municipal Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.7%
AIRPORT 3.1%
City of San Jose Revenue Bonds Series 2007B (AMBAC)
03/01/22	5.000%	$1,000,000	$1,100,620
County of Orange Revenue Bonds Series 2009A
07/01/25	5.250%	1,500,000	1,745,535
County of Sacramento Revenue Bonds Senior Series 2008 (AGM)
07/01/23	5.000%	1,000,000	1,170,230
San Diego County Regional Airport Authority Revenue Bonds Subordinated Series 2010A
07/01/24	5.000%	1,000,000	1,173,440
San Francisco City & County Airports Commission
Refunding Revenue Bonds
2nd Series 2009C (AGM)
05/01/18	5.000%	1,825,000	2,191,935
Revenue Bonds
Series 2011G
05/01/26	5.250%	2,000,000	2,402,200
Total			9,783,960
HIGHER EDUCATION 5.2%
California Educational Facilities Authority
Revenue Bonds
California Lutheran University
Series 2008
10/01/21	5.250%	1,500,000	1,684,590
Pitzer College
Series 2005A
04/01/25	5.000%	1,270,000	1,349,883
Series 2009
04/01/19	5.000%	1,610,000	1,877,180
University Southern California
Series 2009C
10/01/24	5.250%	3,000,000	3,956,850
California State Public Works Board
Refunding Revenue Bonds
California State University
Series 2006A (NPFGC/FGIC)
10/01/16	5.000%	1,000,000	1,133,850
Revenue Bonds
University California Institute Project
Series 2005C
04/01/16	5.000%	1,000,000	1,093,040
Various University of California Projects
Series 2005D
05/01/15	5.000%	1,000,000	1,098,580

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
California State University Revenue Bonds Systemwide Series 2009A
11/01/22	5.250%	$2,500,000	$2,962,125
University of California Revenue Bonds Series 2009O
05/15/20	5.000%	1,000,000	1,213,630
Total			16,369,728
HOSPITAL 7.6%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2011A
08/01/24	5.250%	2,750,000	3,249,895
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2011D
08/15/26	5.000%	2,250,000	2,661,840
Revenue Bonds
Catholic Healthcare West
Series 2009A
07/01/29	6.000%	1,250,000	1,489,062
Series 2009E
07/01/25	5.625%	1,500,000	1,740,570
Children’s Hospital of Orange County
Series 2009A
11/01/21	6.000%	2,000,000	2,454,520
City of Hope Obligation Group
Series 2012-A
11/15/21	5.000%	600,000	725,466
California Health Facilities Financing Authority (a)
Revenue Bonds
Adventist Health System/West
Series 2013-A
03/01/28	4.000%	2,000,000	2,075,680
California Statewide Communities Development Authority
Revenue Bonds
Health Facility Adventist Health System West
Series 2005A
03/01/17	5.000%	1,000,000	1,072,050
John Muir Health
Series 2006A
08/15/17	5.000%	3,000,000	3,398,610
Kaiser Permanente
Series 2009A
04/01/19	5.000%	2,000,000	2,360,780
Sutter Health
Series 2011A
08/15/26	5.500%	1,000,000	1,199,940

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
City of Newport Beach Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011
12/01/30	5.875%	$1,000,000	$1,245,330
Total			23,673,743
INDEPENDENT POWER 3.1%
Kings River Conservation District Certificate of Participation Peaking Project Series 2004
05/01/14	5.000%	3,135,000	3,294,383
Sacramento Municipal Utility District
Refunding Revenue Bonds
Series 2005 (AMBAC)
07/01/15	5.250%	3,000,000	3,245,490
Revenue Bonds
Cosumnes Project
Series 2006 (NPFGC)
07/01/15	5.000%	1,000,000	1,073,480
07/01/29	5.125%	2,000,000	2,124,280
Total			9,737,633
JOINT POWER AUTHORITY 5.5%
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2009A
02/01/22	5.250%	1,900,000	2,050,594
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2008L (AGM)
07/01/21	5.000%	2,500,000	2,913,900
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM)
07/01/22	5.000%	3,000,000	3,520,890
Southern California Public Power Authority
Refunding Revenue Bonds
Sanitary Power Project
Series 2005A (AGM)
01/01/18	5.000%	2,000,000	2,163,040
Series 2008A
07/01/22	5.000%	2,000,000	2,347,260
Revenue Bonds
Series 1989
07/01/13	6.750%	3,000,000	3,075,780
Southern Transmission Project
Series 2008
07/01/27	6.000%	1,000,000	1,203,500
Total			17,274,964

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION 6.4%
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B
04/01/24	5.000%	$1,495,000	$1,706,393
City of Vista Certificate of Participation Community Projects Series 2007 (NPFGC)
05/01/21	4.750%	750,000	806,625
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM)
08/01/17	5.000%	1,000,000	1,145,650
Los Angeles Community Redevelopment Agency Revenue Bonds VT Manchester Social Services Project Series 2005 (AMBAC)
09/01/15	5.000%	1,095,000	1,200,229
Los Angeles Municipal Improvement Corp. Refunding Revenue Bonds Special Tax-Police Emergency Series 2002G (NPFGC/FGIC)
09/01/13	5.250%	1,500,000	1,542,735
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM)
08/01/22	5.000%	2,000,000	2,235,380
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation Series 2010A
03/01/26	5.000%	2,500,000	2,912,650
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/26	5.250%	1,085,000	1,234,904
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM)
08/01/17	5.000%	1,570,000	1,784,478
Riverside Public Financing Authority Refunding Revenue Bonds Series 2012-A
11/01/28	5.000%	1,155,000	1,271,932
San Mateo Joint Powers Financing Authority
Refunding Revenue Bonds
Youth Services Campus
Series 2008A
07/15/20	5.000%	435,000	504,687

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
07/15/28	5.250%	$2,275,000	$2,642,799
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N
05/15/17	5.000%	1,000,000	1,148,290
Total			20,136,752
LOCAL GENERAL OBLIGATION 14.1%
Burbank Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1998B (NPFGC/FGIC) (b)
08/01/14	0.000%	3,000,000	2,965,920
City & County of San Francisco Unlimited General Obligation Bonds Earthquake Safety Series 2010E
06/15/27	5.000%	3,380,000	3,984,209
City of Los Angeles Unlimited General Obligation Bonds Series 2011A
09/01/25	5.000%	3,000,000	3,620,610
Compton Community College District Unlimited General Obligation Refunding Bonds Series 2012
07/01/22	5.000%	1,000,000	1,124,970
Compton Unified School District (b)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/23	0.000%	2,025,000	1,310,357
06/01/24	0.000%	1,925,000	1,180,429
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM)
08/01/23	5.500%	1,490,000	1,951,691
East Bay Municipal Utility District Unlimited General Obligation Refunding Bonds Wastewater System Series 2003F (AMBAC)
04/01/15	5.000%	1,000,000	1,007,830
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM)
09/01/20	5.250%	1,280,000	1,569,920
Long Beach Community College District Unlimited General Obligation Bonds 2008 Election Series 2012-B
08/01/23	5.000%	700,000	878,668

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Los Alamitos Unified School District Unlimited General Obligation Bonds School Facilities Improvement BAN Series 2011 (b)
09/01/16	0.000%	$2,000,000	$1,916,760
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 2004 Series 2006G (AMBAC)
07/01/20	5.000%	1,000,000	1,134,960
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B (b)
08/01/22	0.000%	2,140,000	1,559,332
Rancho Santiago Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
09/01/19	5.250%	1,000,000	1,253,460
Rancho Santiago Community College District (b)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/31	0.000%	3,785,000	1,704,310
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC) (b)
09/01/26	0.000%	1,100,000	636,361
Riverside Public Financing Authority Refunding Revenue Bonds Series 2012-A
11/01/27	5.000%	2,145,000	2,375,652
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC) (b)
09/01/15	0.000%	1,000,000	983,050
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM)
08/15/19	5.500%	2,000,000	2,534,100
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC/FGIC)
08/01/21	5.250%	2,375,000	2,940,013
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007
08/01/18	5.000%	1,045,000	1,259,967
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
08/01/23	5.250%	$3,000,000	$3,582,360
Series 2012
08/01/27	5.000%	2,365,000	2,725,592
Total			44,200,521
MULTI-FAMILY 1.8%
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/19	5.000%	1,000,000	1,163,580
05/15/20	5.000%	750,000	875,835
Revenue Bonds
CHF-Irvine LLC-UCI East Campus
Series 2008
05/15/17	5.000%	1,500,000	1,702,545
Munimae TE Bond Subsidiary LLC Series 2004A-2 AMT (c)(d)(e)
06/29/49	4.900%	2,000,000	1,899,940
Total			5,641,900
MUNICIPAL POWER 8.6%
Anaheim Public Financing Authority Revenue Bonds Distribution System Electric Series 1999 (AMBAC)
10/01/13	5.000%	1,500,000	1,540,770
California State Department of Water Resources Revenue Bonds Series 2005G-11
05/01/18	5.000%	2,000,000	2,412,000
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/23	5.000%	1,000,000	1,143,390
City of Santa Clara Refunding Revenue Bonds Series 2011A
07/01/29	5.375%	1,000,000	1,172,230
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	2,000,000	2,272,040
Colton Public Financing Authority Refunding Revenue Bonds Series 2012-A
04/01/28	5.000%	1,735,000	1,981,335
Imperial Irrigation District
Refunding Revenue Bonds
Systems
Series 2008
11/01/21	5.250%	2,500,000	2,963,650
Series 2011D
11/01/22	5.000%	2,860,000	3,453,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MUNICIPAL POWER (CONTINUED)

11/01/23	5.000%	$1,040,000	$1,244,246
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2009B
07/01/23	5.250%	2,000,000	2,414,460
Subordinated Series 2007A-1 (AMBAC)
07/01/19	5.000%	1,000,000	1,181,470
Sacramento Municipal Utility District Revenue Bonds Series 2008U (AGM)
08/15/21	5.000%	1,500,000	1,762,410
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project Series 2009
01/01/22	5.000%	1,000,000	1,163,570
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/16	5.000%	2,055,000	2,141,988
Total			26,847,209
OIL & GAS 0.7%
California Pollution Control Financing Authority Refunding Revenue Bonds BP West Coast Products LLC Series 2009 (f)
12/01/46	2.600%	2,000,000	2,062,280

OTHER BOND ISSUE 0.8%
Long Beach Bond Finance Authority Refunding Revenue Bonds Aquarium of the Pacific Series 2012
11/01/27	5.000%	2,210,000	2,572,418

PORTS 1.2%
Los Angeles Harbor Department Revenue Bonds Series 2009A
08/01/23	5.250%	2,000,000	2,414,520
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC)
11/01/29	5.000%	1,165,000	1,259,878
Total			3,674,398

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREPAID GAS 0.8%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/29	6.125%	$2,000,000	$2,543,460

REFUNDED / ESCROWED 1.5%
Bay Area Toll Authority Prerefunded 04/01/16 Revenue Bonds San Francisco Bay Area Series 2006F (FHLMC/FNMA)
04/01/22	5.000%	1,100,000	1,252,702
California Health Facilities Financing Authority Revenue Bonds Insured Episcopal Home Series 2010B Escrowed to Maturity
02/01/19	5.100%	730,000	820,651
Orange County Water District Prerefunded 08/15/13 Certificate of Participation Series 2003B (NPFGC)
08/15/17	5.375%	650,000	668,090
San Ramon Valley Unified School District Prerefunded 08/01/14 Unlimited General Obligation Bonds Election of 2002 Series 2004 (AGM)
08/01/16	5.250%	1,800,000	1,932,822
Total			4,674,265

RETIREMENT COMMUNITIES 2.4%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/24	5.375%	2,795,000	3,188,340
Revenue Bonds
Casa de Las Campanas, Inc.
Series 2010
09/01/15	4.000%	1,500,000	1,598,445
California Health Facilities Financing Authority Revenue Bonds Insured California Nevada-Methodist Series 2006
07/01/26	5.000%	1,000,000	1,047,550
California Statewide Communities Development Authority Refunding Revenue Bonds Episcopal Communities and Services Series 2012
05/15/27	5.000%	1,520,000	1,710,958
Total			7,545,293

SPECIAL NON PROPERTY TAX 2.0%
State of California
Unlimited General Obligation Bonds
Series 2004A (FGIC/NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL NON PROPERTY TAX (CONTINUED)
07/01/14	5.250%	$1,000,000	$1,068,000
Unlimited General Obligation Refunding Bonds
Series 2009A
07/01/18	5.000%	3,000,000	3,618,840
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A (g)
10/01/20	5.000%	1,490,000	1,690,509
Total			6,377,349

SPECIAL PROPERTY TAX 6.1%
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/23	5.000%	1,070,000	1,153,567
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/26	5.000%	630,000	707,068
09/01/27	5.000%	805,000	895,434
Culver City Redevelopment Finance Authority Refunding Tax Allocation Bonds Series 1993 (AMBAC)
11/01/14	5.500%	740,000	761,083
Fontana Public Finance Authority Tax Allocation Bonds Subordinated Lien-North Fontana Redevelopment Series 2005A (AMBAC)
10/01/20	5.000%	1,515,000	1,638,488
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/17	5.250%	1,425,000	1,568,113
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC)
11/01/19	5.500%	1,070,000	1,226,327
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC)
02/01/14	5.500%	685,000	702,632
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/28	5.000%	1,785,000	1,963,179
09/01/29	5.000%	1,205,000	1,317,161

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)
Redwood City Redevelopment Agency Tax Allocation Bonds Redevelopment Project Area No. 2 Series 2003A (AMBAC)
07/15/13	5.250%	$1,000,000	$1,014,560
San Francisco City & County Redevelopment Agency Tax Allocation Bonds San Francisco Redevelopment Projects Series 2009B
08/01/18	5.000%	1,255,000	1,394,292
Santa Clara Redevelopment Agency Tax Allocation Bonds Capital Appreciation-Bayshore North Project Series 2011 (b)
06/01/14	0.000%	1,005,000	980,327
Sulphur Springs Union School District
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/28	5.000%	1,050,000	1,150,380
09/01/29	5.000%	1,180,000	1,286,872
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010
09/01/25	5.000%	1,250,000	1,378,337
Total			19,137,820
STATE APPROPRIATED 5.5%
Bay Area Infrastructure Financing Authority
Revenue Bonds
State Payment Acceleration Notes
Series 2006 (FGIC/NPFGC)
08/01/17	5.000%	2,000,000	2,124,780
Series 2006 (XLCA)
08/01/17	5.000%	2,000,000	2,040,580
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/28	5.000%	3,000,000	3,490,050
Revenue Bonds
Department General Services
Series 2006A
04/01/28	5.000%	1,000,000	1,068,690
Department of General Services-Butterfeld State
Series 2005A
06/01/15	5.000%	1,200,000	1,312,164
Various Capital Projects
Series 2011A
10/01/20	5.000%	2,000,000	2,381,380
Subordinated Series 2009I-1
11/01/17	5.000%	2,000,000	2,311,080
Subordinated Series 2010A-1
03/01/22	5.250%	2,000,000	2,363,800
Total			17,092,524

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION 9.4%
Commonwealth of Puerto Rico Unlimited General Obligation Refunding Public Improvement Bonds Series 2007A (FGIC) (g)
07/01/21	5.500%	$1,500,000	$1,619,880
State of California
Refunding Unlimited General Obligation Bonds
Various Purpose
Series 2012
09/01/27	4.000%	5,600,000	6,201,048
Unlimited General Obligation Bonds
Series 2010
11/01/24	5.000%	5,000,000	6,015,300
Various Purpose
Series 2007
12/01/26	5.000%	2,000,000	2,262,980
Series 2009
04/01/26	5.625%	2,000,000	2,381,500
10/01/29	5.250%	1,500,000	1,754,820
Series 2011
10/01/19	5.000%	4,000,000	4,931,200
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/18	5.000%	3,750,000	4,337,025
Total			29,503,753
TOBACCO 0.4%
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Series 2005A (AMBAC)
06/01/14	5.000%	1,250,000	1,300,125

TRANSPORTATION 1.1%
Alameda Corridor Transportation Authority Refunding Revenue Bonds Senior Lien Series 2013-A (a)
10/01/23	5.000%	2,160,000	2,666,650
Sacramento Regional Transit District Revenue Bonds Farebox Series 2012
03/01/21	5.000%	500,000	591,955
Total			3,258,605
TURNPIKE / BRIDGE / TOLL ROAD 0.7%
Orange County Transportation Authority Refunding Revenue Bonds 91 Express Lanes Series 2003A (AMBAC)
08/15/19	5.000%	2,000,000	2,041,540

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER 7.7%

City of Fresno Sewer System Revenue Bonds Series 2008A
09/01/23	5.000%	$1,000,000	$1,185,240
City of Los Angeles Wastewater System Refunding Revenue Bonds Series 2009A
06/01/25	5.750%	2,000,000	2,440,020
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC)
08/01/21	5.000%	1,000,000	1,095,070
Kern County Water Agency Improvement District No. 4 Certificate of Participation Series 2008A
05/01/22	5.000%	2,020,000	2,316,193
Oxnard Financing Authority
Revenue Bonds
Project
Series 2006
06/01/31	5.000%	4,315,000	4,624,903
Redwood Trunk Sewer & Headworks
Series 2004A (NPFGC/FGIC)
06/01/29	5.000%	2,000,000	2,050,240
Sacramento County Sanitation Districts Financing Authority
Revenue Bonds
County Sanitation District 1
Series 2005 (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)

08/01/22	5.000%	$1,500,000	$1,667,055
Sacramento Regional County Sanitation
Series 2006 (NPFGC/FGIC)
12/01/17	5.000%	1,000,000	1,142,880
San Diego Public Facilities Financing Authority
Refunding Revenue Bonds
Senior Series 2009B
05/15/25	5.250%	1,500,000	1,794,525
Series 2010A
08/01/24	5.000%	2,000,000	2,388,600
Semitropic Improvement District Refunding Revenue Bonds Series 2012-A
12/01/23	5.000%	2,850,000	3,421,681
Total			24,126,407
Total Municipal Bonds (Cost: $273,907,273)			$299,576,647

		Shares	Value

Money Market Funds 4.7%
JPMorgan Tax Free Money Market Fund, 0.010% (h)		14,643,321	$14,643,321

Total Money Market Funds (Cost: $14,643,321)			$14,643,321

Total Investments
(Cost: $288,550,594) (i)			$314,219,968(j)
Other Assets & Liabilities, Net			(1,218,717)

Net Assets			$313,001,251

Notes to Portfolio of Investments

(a)	Represents a security purchased on a when-issued or delayed delivery basis.
(b)	Zero coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $1,899,940 or 0.61% of net assets.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2013 was $1,899,940, representing 0.61% of net assets. Information concerning such security holdings at January 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Munimae TE Bond Subsidiary LLC
Series 2004A-2
4.900% 06/29/49	10-15-04	2,000,000

(e)	Income from this security may be subject to alternative minimum tax.
(f)	Variable rate security.
(g)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2013, the value of these securities amounted to $3,310,389 or 1.06% of net assets.

(h)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(i)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $288,551,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$25,921,000
Unrealized Depreciation	(252,000)
Net Unrealized Appreciation	$25,669,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Bonds
Municipal Bonds	—	299,576,647	—	299,576,647
Total Bonds	—	299,576,647	—	299,576,647
Other
Money Market Funds	14,643,321	—	—	14,643,321
Total Other	14,643,321	—	—	14,643,321
Total	14,643,321	299,576,647	—	314,219,968

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Georgia Intermediate Municipal Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 100.0%
AIRPORT 1.7%
City of Atlanta Department of Aviation Refunding Revenue Bonds Series 2010C
01/01/25	5.000%	$1,500,000	$1,754,880

FOREST PRODUCTS 1.0%
Richmond County Development Authority Revenue Bonds International Paper Co. Project Series 2001A
03/01/15	5.150%	1,000,000	1,080,480

HIGHER EDUCATION 12.3%
Athens Housing Authority
Refunding Revenue Bonds
UGAREF East
Series 2010
12/01/16	4.000%	250,000	277,207
UGAREF East Campus Housing
Series 2011
12/01/25	5.000%	1,000,000	1,178,100
Bleckley County & Dodge County Joint Development Authority Revenue Bonds Middle Georgia College Series 2008
07/01/21	5.000%	1,260,000	1,401,069
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/27	5.000%	1,000,000	1,153,360
Revenue Bonds
Georgia Southern University Housing Foundation Four
Series 2008 (AGM)
07/01/20	5.250%	1,000,000	1,189,390
Carrollton Payroll Development Authority Refunding Revenue Bonds Anticipation Certificates - UWG Campus Center Series 2012 (AGM)
08/01/25	5.000%	1,225,000	1,429,857
Cobb County Development Authority Revenue Bonds Kennesaw State University Foundation, Inc. Series 2004 (NPFGC)
07/15/19	5.000%	1,870,000	1,989,250
DeKalb Newton & Gwinnett Counties Joint Development Authority Revenue Bonds GGC Foundation LLC Project Series 2009
07/01/24	5.500%	2,500,000	2,895,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
South Regional Joint Development Authority Revenue Bonds VSU Auxiliary Services-Student Series 2008A
08/01/23	5.000%	$1,125,000	$1,268,809
Total			12,782,492
HOSPITAL 7.7%
Cobb County Kennestone Hospital Authority Refunding Refunding Revenue Bonds Anticipation Certificates Series 2012
04/01/29	5.000%	1,500,000	1,768,350
Revenue Bonds Certificates Series 2005B (AMBAC)
04/01/16	4.000%	1,110,000	1,208,990
DeKalb Private Hospital Authority Revenue Bonds Children’s Healthcare Series 2009
11/15/17	5.000%	320,000	374,112
Fayette County Hospital Authority Revenue Bonds Fayette Community Hospital Series 2009A
06/15/23	5.250%	2,000,000	2,324,120
Gwinnett County Hospital Authority Revenue Bonds Gwinnet Hospital System Series 2007A (AGM)
07/01/23	5.000%	2,000,000	2,256,740
Total			7,932,312
JOINT POWER AUTHORITY 5.0%
Municipal Electric Authority of Georgia
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/21	5.250%	1,395,000	1,705,959
Subordinated Series 2008D
01/01/23	6.000%	1,000,000	1,222,930
Series 1992B (NPFGC)
01/01/16	6.375%	2,000,000	2,227,100
Total			5,155,989
LOCAL APPROPRIATION 7.1%
Atlanta Public Safety & Judicial Facilities Authority Revenue Bonds Public Safety Facility Project Series 2006 (AGM)
12/01/17	5.000%	1,310,000	1,502,832

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Clayton County Development Authority Refunding Revenue Bonds Tuff Archives LLC Series 2012
07/01/24	5.000%	$1,295,000	$1,554,285
Fulton County Facilities Corp. Certificate of Participation Fulton County Public Purpose Project Series 2009
11/01/17	5.000%	1,000,000	1,154,150
Winder-Barrow Industrial Building Authority Refunding Revenue Bonds City of Winder Project Series 2012 (AGM)
12/01/24	5.000%	2,650,000	3,168,154
Total			7,379,421
LOCAL GENERAL OBLIGATION 20.0%
Atlanta Solid Waste Management Authority Refunding Revenue Bonds Series 2008 (AGM)
12/01/17	5.000%	795,000	947,155
Barrow County School District Unrefunded Unlimited General Obligation Bonds Series 2006
02/01/14	5.000%	335,000	350,779
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2012
08/01/24	5.000%	1,000,000	1,237,030
Series 2009A
08/01/22	5.000%	2,000,000	2,376,080
City of Atlanta Unlimited General Obligation Public Improvement Bonds Series 2004B (NPFGC)
12/01/18	5.000%	1,000,000	1,072,600
City of Calhoun Unlimited General Obligation Bonds School Series 2012
09/01/29	4.000%	1,500,000	1,650,345
College Park Business & Industrial Development Authority Refunding Revenue Bonds Civic Center Project Series 2005 (AMBAC)
09/01/19	5.250%	2,000,000	2,271,700
Douglas County School District Unlimited General Obligation Bonds Series 2007 (AGM)
04/01/21	5.000%	2,000,000	2,308,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010
02/01/24	5.000%	$1,500,000	$1,942,020
Habersham County School District Refunding Unlimited General Obligation Bonds Series 2013 (a)
04/01/27	5.000%	1,500,000	1,839,000
Savannah-Chatham County School District
Unlimited General Obligation Refunding Bonds
Series 2002 (AGM)
08/01/14	5.250%	1,000,000	1,074,220
Series 2004 (AGM)
08/01/19	5.250%	2,000,000	2,493,280
Thomas County School District Unlimited General Obligation Bonds Sales Tax Series 2012
03/01/18	5.000%	1,000,000	1,189,940
Total			20,752,629
MULTI-FAMILY 5.6%
Cobb County Development Authority
Revenue Bonds
KSU Village Real Estate
Series 2007A (AMBAC)
07/15/27	5.250%	2,250,000	2,349,608
Kennesaw State University-Housing
Series 2004A (NPFGC)
07/15/19	5.250%	2,000,000	2,115,700
Lawrenceville Housing Authority Revenue Bonds Housing-Knollwood Park Apartments Project Series 1997 (FNMA) AMT (b)(c)
12/01/29	6.250%	445,000	455,978
Richmond County Development Authority Refunding Revenue Bonds ASU Jaguar Student Housing Series 2012 (AGM)
02/01/27	5.000%	750,000	864,615
Total			5,785,901
MUNICIPAL POWER 3.3%
City of Griffin Refunding Revenue Bonds Series 2012 (AGM)
01/01/22	4.000%	1,500,000	1,680,090
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (d)
10/01/24	5.000%	220,000	255,312

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2002JJ (XLCA) (d)
07/01/16	5.375%	$1,405,000	$1,510,670
Total			3,446,072
PREPAID GAS 0.3%
Main Street Natural Gas, Inc. Revenue Bonds Series 2007A
09/15/19	5.250%	295,000	340,846

REFUNDED / ESCROWED 6.2%
Gwinnett County School District
Prerefunded 02/01/18 Unlimited General Obligation Bonds
Series 2008
02/01/22	5.000%	1,000,000	1,202,400
Unlimited General Obligation Bonds
Series 2008 Escrowed to Maturity
02/01/17	5.000%	1,000,000	1,161,630
State of Georgia Prerefunded 12/01/17 Unlimited General Obligation Bonds Series 2007G
12/01/20	5.000%	2,000,000	2,404,720
Walton County School District Prerefunded 08/01/15 Unlimited General Obligation Bonds Series 2005A (NPFGC)
08/01/22	5.000%	1,500,000	1,666,770
Total			6,435,520
SPECIAL NON PROPERTY TAX 5.2%
Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.250%	2,430,000	2,973,542
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Series 1992N (NPFGC/BNY)
07/01/18	6.250%	1,770,000	2,022,544
Territory of Guam Revenue Bonds Series 2011A (d)
01/01/31	5.000%	300,000	337,629
Total			5,333,715
SPECIAL PROPERTY TAX 1.7%
City of Atlanta Refunding Tax Allocation Bonds Atlanta Station Project Series 2007 (AGM)
12/01/20	5.250%	1,545,000	1,716,572

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION 3.9%
State of Georgia
Unlimited General Obligation Bonds
Series 2009D
05/01/23	5.000%	$2,000,000	$2,396,280
Series 2012A
07/01/31	4.000%	1,500,000	1,671,720
Total			4,068,000
TRANSPORTATION 3.4%
Georgia State Road & Tollway Authority
Revenue Bonds
Federal Highway Grant
BAN Series 2006 (NPFGC)
06/01/16	5.000%	2,000,000	2,273,460
BAN Series 2009A
06/01/21	5.000%	1,000,000	1,192,820
Total			3,466,280
WATER & SEWER 15.6%
Augusta Water & Sewerage
Refunding Revenue Bonds
Series 2007 (AGM)
10/01/21	5.000%	1,000,000	1,176,200
10/01/22	5.000%	2,000,000	2,346,440
City of Atlanta Water & Wastewater Revenue Bonds Series 2009B (AGM)
11/01/17	5.000%	2,000,000	2,352,380
County of DeKalb Refunding Revenue Bond Water & Sewerage Series 2006B
10/01/21	5.250%	2,000,000	2,507,560
County of Fulton Water & Sewerage Revenue Bonds Series 2004 (NPFGC/FGIC)
01/01/30	5.000%	1,500,000	1,553,760
Jackson County Water & Sewer Authority Revenue Bonds Series 2006A (XLCA)
09/01/16	5.000%	1,030,000	1,131,187
Upper Oconee Basin Water Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
07/01/17	5.000%	1,140,000	1,333,299
07/01/22	5.000%	1,855,000	2,039,925

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)
Walton County Water & Sewer Authority Revenue Bonds Hard Labor Creek Project Series 2008 (AGM)
02/01/25	5.000%	$1,495,000	$1,725,484
Total			16,166,235
Total Municipal Bonds (Cost: $95,307,375)			$103,597,344

	Shares	Value

Money Market Funds 1.9%

JPMorgan Tax Free Money Market Fund, 0.010% (e)	1,934,471	$1,934,471

Total Money Market Funds (Cost: $1,934,471)		$1,934,471

Total Investments
(Cost: $97,241,846) (f)		$105,531,815(g)
Other Assets & Liabilities, Net		(1,985,267)

Net Assets		$103,546,548

Notes to Portfolio of Investments

(a)	Represents a security purchased on a when-issued or delayed delivery basis.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Variable rate security.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2013, the value of these securities amounted to $2,103,611 or 2.03% of net assets.

(e)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(f)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $97,242,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,334,000
Unrealized Depreciation	(44,000)
Net Unrealized Appreciation	$8,290,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BNY	Bank of New York
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Bonds
Municipal Bonds	—	103,597,344	—	103,597,344
Total Bonds	—	103,597,344	—	103,597,344

Other
Money Market Funds	1,934,471	—	—	1,934,471
Total Other	1,934,471	—	—	1,934,471
Total	1,934,471	103,597,344	—	105,531,815

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Maryland Intermediate Municipal Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.8%
DISPOSAL 0.8%
Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill Series 2011
11/01/24	5.000%	$1,030,000	$1,216,482

HIGHER EDUCATION 9.7%
City of Westminster Revenue Bonds McDaniel College, Inc. Series 2006
11/01/17	5.000%	575,000	630,234
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Goucher College
Series 2012A
07/01/26	5.000%	1,215,000	1,422,267
Johns Hopkins University
Series 2008A
07/01/18	5.000%	1,750,000	2,117,150
Johns Hopkins University Project
Series 2012A
07/01/29	5.000%	3,000,000	3,636,960
Maryland Institute College of Art
Series 2012
06/01/29	5.000%	1,500,000	1,700,760
Notre Dame of Maryland University
Series 2012
10/01/32	5.000%	1,000,000	1,097,120
Maryland Industrial Development Financing Authority Refunding Revenue Bonds American Center for Physics Facility Series 2001
12/15/15	5.250%	1,000,000	1,004,110
Morgan State University Refunding Revenue Bonds Series 2012
07/01/30	5.000%	150,000	176,333
University System of Maryland Revenue Bonds Series 2006A
10/01/15	5.000%	2,000,000	2,240,940
Total			14,025,874
HOSPITAL 11.3%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/26	5.000%	1,210,000	1,377,924
07/01/27	5.000%	1,000,000	1,135,740
Carroll Hospital Center
Series 2006
07/01/26	4.500%	1,000,000	1,043,550
FHA Insured Mortgage-Western Health

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2006
07/01/13	5.000%	$1,280,000	$1,301,478
01/01/20	5.000%	1,450,000	1,625,407
Frederick Memorial Hospital
Series 2012-A
07/01/26	5.000%	1,000,000	1,141,390
Johns Hopkins Health System
Series 2008
05/15/48	5.000%	2,000,000	2,183,560
Series 2012
07/01/28	5.000%	1,000,000	1,192,850
MedStar Health
Series 2011
08/15/22	5.000%	1,620,000	1,907,161
Peninsula Regional Medical Center
Series 2006
07/01/26	5.000%	2,000,000	2,196,200
University of Maryland Medical System
Series 2010
07/01/20	5.000%	1,000,000	1,159,550
Total			16,264,810
HOTELS 1.0%
City of Baltimore Senior Revenue Bonds Series 2006A (XLCA)
09/01/17	5.250%	1,300,000	1,384,526
INVESTOR OWNED 2.1%
Maryland Economic Development Corp. Refunding Revenue Bonds Potomac Series 2009
09/01/22	6.200%	2,500,000	3,048,900

LOCAL APPROPRIATION 5.6%
City of Baltimore
Refunding Certificate of Participation
Series 2010A
10/01/17	5.000%	1,500,000	1,751,370
Refunding Unlimited General Obligation Bonds
Consolidated Public Improvement
Series 2013-B
10/15/23	5.000%	1,000,000	1,247,130
County of Baltimore
Certificate of Participation
Series 2012
10/01/20	5.000%	1,500,000	1,849,755
10/01/22	5.000%	2,000,000	2,489,520

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Howard County Housing Commission Revenue Bonds Roger Carter Recreation Center Project Series 2011
06/01/26	5.000%	$585,000	$682,221
Total			8,019,996
LOCAL GENERAL OBLIGATION 15.5%
City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008A (AGM)
10/15/22	5.000%	2,000,000	2,365,380
County of Anne Arundel
General Obligation Limited Notes
Consolidated General Improvement
Series 2006
03/01/18	5.000%	3,300,000	3,730,122
Limited General Obligation Refunding Bonds
Consolidated General Improvement
Series 2006
03/01/15	5.000%	2,000,000	2,191,560
County of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008
02/01/18	5.000%	1,000,000	1,203,870
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2005
08/01/14	5.000%	1,500,000	1,605,315
Series 2006
11/01/18	5.250%	2,005,000	2,477,177
11/01/21	5.250%	2,500,000	3,221,725
County of Montgomery Unlimited General Obligation Refunding Bonds Consolidated Public Improvement Series 2005A
07/01/16	5.000%	1,250,000	1,438,013
County of Prince George’s Limited General Obligation Refunding & Public Improvement Bonds Series 2011B
09/15/20	5.000%	2,000,000	2,526,540
Town of Ocean City Unlimited General Obligation Refunding Bonds Muni Purpose Loan Series 2012
10/01/24	4.000%	1,410,000	1,631,483
Total			22,391,185

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY 5.7%
Howard County Housing Commission Revenue Bonds Series 2012-A (a)
07/01/34	1.350%	$1,000,000	$1,000,020
Maryland Economic Development Corp.
Refunding Revenue Bonds
Morgan State University Project
Senior Series 2012
07/01/20	4.000%	550,000	588,588
07/01/21	4.000%	550,000	583,896
University of Maryland-Baltimore County Project
Series 2006 (XLCA)
07/01/20	5.000%	600,000	636,276
University of Maryland-College Park Projects
Series 2006 (AGCP)
06/01/17	5.000%	1,000,000	1,085,630
06/01/19	5.000%	1,000,000	1,077,580
Revenue Bonds
Salisbury University Project
Series 2012
06/01/27	5.000%	1,100,000	1,211,023
Senior Revenue Bonds
Towson University Project
Series 2007A
07/01/24	5.250%	1,185,000	1,289,375
Towson University Project
Series 2012
07/01/27	5.000%	700,000	790,188
Total			8,262,576
MUNICIPAL POWER 0.9%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	220,000	255,312
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ (b)
07/01/25	5.250%	1,000,000	1,042,010
Total			1,297,322
OTHER BOND ISSUE 2.7%
County of Montgomery Revenue Bonds Department of Liquor Control Series 2009A
04/01/22	5.000%	2,055,000	2,438,196
Maryland Community Development Administration Revenue Bonds Capital Fund Securitization Series 2003 (AGM)
07/01/21	4.400%	1,500,000	1,513,695
Total			3,951,891

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER INDUSTRIAL DEVELOPMENT BOND 1.1%
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010
09/01/25	5.750%	$1,425,000	$1,591,625

POOL / BOND BANK 0.8%
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008A
03/01/23	5.000%	1,000,000	1,175,010

REFUNDED / ESCROWED 3.8%
City of Baltimore Revenue Bonds Water Project Series 1994A Escrowed to Maturity (FGIC)
07/01/24	5.000%	1,400,000	1,785,700
County of Baltimore
Prerefunded 09/01/16 Revenue Bonds
Catholic Health Initiatives
Series 2006A
09/01/26	5.000%	1,500,000	1,717,110
Revenue Bonds
Catholic Health Initiatives
Series 2006A Escrowed to Maturity
09/01/16	5.000%	1,000,000	1,154,820
Maryland Health & Higher Educational Facilities Authority Revenue Bonds College of Notre Dame Series 1998 Escrowed to Maturity (NPFGC)
10/01/14	4.600%	510,000	543,028
Maryland State Transportation Authority Revenue Bonds Series 1978 Escrowed to Maturity
07/01/16	6.800%	305,000	340,090
Total			5,540,748
RETIREMENT COMMUNITIES 3.9%
City of Gaithersburg Refunding Revenue Bonds Asbury Obligation Series 2009B
01/01/23	6.000%	1,250,000	1,415,025
County of Baltimore
Revenue Bonds
Oak Crest Village Incorporate Facility
Series 2007A
01/01/22	5.000%	1,045,000	1,107,773
01/01/27	5.000%	2,000,000	2,082,820

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Maryland Health & Higher Educational Facilities Authority Revenue Bonds King Farm Presbyterian Community Series 2007A
01/01/27	5.250%	$1,000,000	$995,070
Total			5,600,688
SINGLE FAMILY 1.2%
Maryland Community Development Administration Revenue Bonds Residential Series 2010B
09/01/30	5.125%	1,500,000	1,669,605

SPECIAL NON PROPERTY TAX 7.7%
Maryland State Department of Transportation
Revenue Bonds
Series 2002
02/01/14	5.500%	4,000,000	4,213,760
Series 2008
02/15/22	5.000%	3,125,000	3,647,781
Series 2009
06/15/21	4.000%	1,495,000	1,710,250
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	350,000	393,901
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A (b)
10/01/17	5.000%	1,000,000	1,119,500
Total			11,085,192
SPECIAL PROPERTY TAX 2.0%
County of Frederick Special Tax Bonds Urbana Community Development Authority Series 2010A
07/01/25	5.000%	2,500,000	2,818,700

STATE APPROPRIATED 2.7%
Maryland Economic Development Corp. Refunding Revenue Bonds Department of Transportation Headquarters Series 2010
06/01/22	4.500%	2,675,000	3,244,267
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2006A
12/15/19	5.250%	500,000	611,970
Total			3,856,237

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION 6.9%
Commonwealth of Puerto Rico Unlimited General Obligation Public Improvement Bonds Series 2002A (FGIC) (b)
07/01/17	5.500%	$1,500,000	$1,620,135
State of Maryland
Unlimited General Obligation Bonds
1st Series 2011B
03/15/18	5.000%	2,500,000	3,020,050
State & Local Facilities
1st Series 2009C
03/01/21	5.000%	1,500,000	1,815,975
State & Local Facilities-Capital Improvement
1st Series 2003A
03/01/17	5.250%	3,000,000	3,555,720
Total			10,011,880
TRANSPORTATION 2.5%
Washington Metropolitan Area Transit Authority Revenue Bonds Transit Series 2009
07/01/23	5.250%	3,000,000	3,557,550

TURNPIKE / BRIDGE / TOLL ROAD 2.5%
Maryland State Transportation Authority Revenue Bonds Series 2009A
07/01/22	5.000%	3,000,000	3,623,700

WATER & SEWER 7.4%
City of Baltimore
Revenue Bonds
Wastewater Projects

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Series 2006C (AMBAC)
07/01/18	5.000%	$1,125,000	$1,283,771
Series 2007D (AMBAC)
07/01/19	5.000%	1,250,000	1,463,188
Series 2008A (AGM)
07/01/21	5.000%	1,250,000	1,476,987
County of Montgomery Revenue Bonds Series 2012A
04/01/29	5.000%	1,000,000	1,173,820
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008
03/01/21	5.000%	2,500,000	2,929,500
Washington Suburban Sanitary Commission Unlimited General Obligation Refunding & Public Improvement Bonds Series 2009
06/01/21	4.000%	2,000,000	2,309,080
Total			10,636,346
Total Municipal Bonds (Cost: $130,113,354)			$141,030,843

		Shares	Value

Money Market Funds 1.5%
JPMorgan Tax Free Money Market
Fund, 0.010% (c)		2,152,223	$2,152,223

Total Money Market Funds (Cost: $2,152,223)			$2,152,223

Total Investments
(Cost: $132,265,577) (d)			$143,183,066(e)
Other Assets & Liabilities, Net			1,029,258
Net Assets			$144,212,324

Notes to Portfolio of Investments

(a)                  Variable rate security.

(b)                  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2013, the value of these securities amounted to $4,430,858 or 3.07% of net assets.

(c)                  The rate shown is the seven-day current annualized yield at January 31, 2013.

(d)                  At January 31, 2013, the cost of securities for federal income tax purposes was approximately $132,266,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,956,000
Unrealized Depreciation	(39,000)
Net Unrealized Appreciation	$10,917,000

(e)        Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGCP	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are readily available, including recommendations of third party pricing vendors and a determination of  appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	141,030,843	—	141,030,843
Total Bonds	—	141,030,843	—	141,030,843

Other
Money Market Funds	2,152,223	—	—	2,152,223
Total Other	2,152,223	—	—	2,152,223
Total	2,152,223	141,030,843	—	143,183,066

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia North Carolina Intermediate Municipal Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.9%
AIRPORT 1.6%
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A
05/01/23	5.000%	$3,000,000	$3,561,510

HIGHER EDUCATION 6.3%
Appalachian State University Refunding Revenue Bonds Series 2005 (NPFGC)
07/15/21	5.000%	790,000	868,344
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Johnson & Wales University Project
Series 2003A (XLCA)
04/01/21	5.250%	1,000,000	1,004,030
Meredith College
Series 2008
06/01/31	6.000%	1,000,000	1,117,000
Wake Forest University
Series 2009
01/01/26	5.000%	1,000,000	1,173,920
University of North Carolina System
Revenue Bonds
Asheville/Wilmington
Series 2010C
10/01/16	5.000%	3,000,000	3,454,350
General Trust Indenture
Series 2009B
10/01/17	4.250%	1,000,000	1,138,150
Series 2008A
10/01/22	5.000%	2,000,000	2,356,140
University of North Carolina at Charlotte Revenue Bonds Series 2012A 2/23/2012
04/01/21	4.000%	2,370,000	2,771,170
Total			13,883,104
HOSPITAL 11.7%
Albemarle Hospital Authority
Refunding Revenue Bonds
Series 2007
10/01/21	5.250%	2,000,000	2,126,800
10/01/27	5.250%	1,000,000	1,033,100
Charlotte-Mecklenburg Hospital Authority
Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2007A (AGM)
01/15/20	5.000%	1,550,000	1,742,711
Carolinas HealthCare System Group
Series 2008A
01/15/24	5.250%	2,000,000	2,263,800
Series 2009A
01/15/21	5.000%	1,000,000	1,173,030
North Carolina Medical Care Commission

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Refunding Revenue Bonds
North Carolina Baptist Hospital
Series 2010
06/01/17	5.000%	$1,500,000	$1,754,160
Southeastern Regional Medical Center
Series 2012
06/01/26	5.000%	1,000,000	1,151,700
Vidant Health
Series 2012A
06/01/25	5.000%	1,500,000	1,708,770
Wake Forest Baptist Obligation
Series 2012
12/01/24	5.000%	1,650,000	1,994,949
Revenue Bonds
Moses Cone Health System
Series 2011
10/01/20	5.000%	3,215,000	3,893,494
Novant Health Obligation Group
Series 2003A
11/01/17	5.000%	2,000,000	2,067,900
Wilson Medical Center
Series 2007
11/01/19	5.000%	3,385,000	3,774,546
Northern Hospital District of Surry County Revenue Bonds Series 2008
10/01/24	5.750%	1,000,000	1,069,440
Total			25,754,400
JOINT POWER AUTHORITY 7.5%
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 1993B (NPFGC)
01/01/22	6.000%	1,000,000	1,279,090
Series 1993B (NPFGC/FGIC)
01/01/22	6.000%	3,000,000	3,915,540
Series 2005A (AMBAC)
01/01/20	5.250%	2,000,000	2,243,100
Series 2008A (AGM)
01/01/19	5.250%	1,500,000	1,775,790
Revenue Bonds
Series 2009B
01/01/26	5.000%	1,500,000	1,707,675
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2008A
01/01/17	5.250%	1,185,000	1,379,944
01/01/20	5.250%	2,000,000	2,331,440
Revenue Bonds
Series 2009A
01/01/25	5.000%	1,500,000	1,717,455
Total			16,350,034

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION 25.2%
City of Greenville Certificate of Participation Public Facilities & Equipment Project Series 2004 (AMBAC)
06/01/22	5.250%	$2,180,000	$2,312,915
City of Wilmington Refunding Certificate of Participation Series 2006A
06/01/17	5.000%	1,005,000	1,142,484
County of Beaufort
Limited General Obligation Bonds
Series 2012
06/01/25	5.000%	1,045,000	1,243,801
06/01/26	5.000%	1,000,000	1,186,420
County of Buncombe
Revenue Bonds
Series 2012
06/01/28	5.000%	1,500,000	1,803,480
06/01/29	5.000%	1,500,000	1,795,215
County of Burke Certificate of Participation Series 2006B (AMBAC)
04/01/18	5.000%	1,425,000	1,569,481
County of Cabarrus Certificate of Participation Installment Financing Contract Series 2008C
06/01/22	5.000%	1,545,000	1,811,358
County of Catawba Revenue Bonds Series 2011
10/01/22	5.000%	400,000	483,364
County of Chatham
Certificate of Participation
Series 2006 (AMBAC)
06/01/20	5.000%	1,065,000	1,199,999
Refunding Revenue Bonds
Series 2012
12/01/18	4.000%	570,000	651,424
County of Craven
Certificate of Participation
Series 2007 (NPFGC)
06/01/18	5.000%	2,825,000	3,252,253
06/01/19	5.000%	1,825,000	2,080,117
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1
12/01/21	5.000%	2,775,000	3,361,774
County of Dare
Certificate of Participation
Series 2005 (NPFGC/FGIC)
06/01/20	5.000%	3,005,000	3,310,969
Refunding Revenue Bonds
Series 2012D

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)

06/01/26	5.000%	$1,000,000	$1,199,190
06/01/27	5.000%	700,000	835,331
County of Gaston Refunding Certificate of Participation Series 2005 (NPFGC)
12/01/15	5.000%	1,350,000	1,501,942
County of Harnett Certificate of Participation Series 2009
06/01/22	5.000%	1,880,000	2,181,853
County of Henderson Certificate of Participation Series 2006A (AMBAC)
06/01/16	5.000%	1,060,000	1,197,418
County of Iredell Certificate of Participation Iredell County School Project Series 2006 (AMBAC)
06/01/20	5.000%	1,690,000	1,910,748
County of Mecklenburg Certificate of Participation Series 2009A
02/01/23	5.000%	1,000,000	1,161,520
County of Moore Revenue Bonds Series 2010
06/01/24	5.000%	1,635,000	1,920,798
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC)
09/01/18	5.000%	1,755,000	2,116,197
County of Onslow Revenue Bonds Series 2012-A
06/01/28	4.000%	2,140,000	2,338,164
County of Randolph Refunding Certificate of Participation Series 2004 (AGM)
06/01/14	5.000%	1,640,000	1,735,153
County of Sampson Certificate of Participation Series 2006 (AGM)
06/01/16	5.000%	1,000,000	1,138,120
County of Union Refunding Revenue Bonds Series 2012
12/01/24	5.000%	1,715,000	2,156,407
Jacksonville Public Facilities Corp. Limited Obligation Revenue Bonds Series 2012
04/01/26	5.000%	1,075,000	1,270,532

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Orange County Public Facilities Co. Revenue Bonds Series 2012
10/01/24	5.000%	$1,325,000	$1,606,827
Watauga Public Facilities Corp. Revenue Bonds Series 2012A
06/01/28	4.000%	3,545,000	3,742,811
Total			55,218,065
LOCAL GENERAL OBLIGATION 9.9%
County of Brunswick Unlimited General Obligation Refunding Bonds Series 2012
02/01/21	5.000%	2,370,000	2,956,315
County of Cabarrus
Unlimited General Obligation Bonds
Public Improvement
Series 2006
03/01/15	5.000%	1,000,000	1,092,710
03/01/16	5.000%	1,000,000	1,131,910
County of Iredell Unlimited General Obligation Bonds School Series 2006
02/01/19	5.000%	2,420,000	2,712,336
County of Mecklenburg Unlimited General Obligation Refunding Bonds Series 2009A
08/01/19	5.000%	1,000,000	1,242,870
County of New Hanover Unlimited General Obligation Refunding Bonds Series 2009
12/01/17	5.000%	1,170,000	1,407,311
County of Orange Unlimited General Obligation Refunding Bonds Series 2005B
04/01/16	5.250%	1,000,000	1,102,230
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010
02/01/18	4.000%	1,500,000	1,726,605
County of Wake
Unlimited General Obligation Public Improvement Bonds
Series 2011
04/01/15	5.000%	2,000,000	2,199,640
Unlimited General Obligation Refunding Bonds
Series 2009D
02/01/18	4.000%	2,000,000	2,309,980
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/20	5.000%	3,065,000	3,745,062
Total			21,626,969

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER 0.8%
Greenville Utilities Commission Revenue Bonds Series 2008A (AGM)
11/01/18	5.000%	$1,040,000	$1,256,996
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	420,000	487,414
Total			1,744,410
OTHER BOND ISSUE 1.2%
Durham County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds
Research Triangle Institute
Series 2010
02/01/17	4.000%	1,440,000	1,598,386
02/01/18	4.000%	1,000,000	1,128,070
Total			2,726,456
PORTS 1.0%
North Carolina Ports Authority Revenue Bonds Senior Lien Series 2010B
02/01/25	5.000%	2,000,000	2,278,900

REFUNDED / ESCROWED 7.9%
Appalachian State University Prerefunded 07/15/15 Revenue Bonds Series 2005 (NPFGC)
07/15/21	5.000%	695,000	771,700
County of Orange Prerefunded 04/01/15 Unlimited General Obligation Bonds Public Improvement Series 2005A
04/01/22	5.000%	2,000,000	2,198,500
County of Wake
Prerefunded 03/01/19 Unlimited General Obligation Bonds
Public Improvement
Series 2009
03/01/20	5.000%	935,000	1,159,054
Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/26	5.125%	3,065,000	3,769,123
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,000,000	1,348,460
Revenue Bonds
Series 1986A Escrowed to Maturity
01/01/17	5.000%	2,165,000	2,432,832

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC) (a)
07/01/18	5.500%	$3,360,000	$4,168,282
Town of Chapel Hill Prerefunded 06/01/15 Certificate of Participation Chapel Hill Operations Center Series 2005
06/01/21	5.250%	1,360,000	1,509,491
Total			17,357,442
RETIREMENT COMMUNITIES 0.5%
North Carolina Medical Care Commission Refunding Revenue Bonds 1st Mortgage-Givens Estates Series 2007
07/01/16	5.000%	1,000,000	1,080,680

SINGLE FAMILY 1.4%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2011-2
07/01/25	4.000%	2,000,000	2,135,460
North Carolina Housing Finance Agency (b)
Revenue Bonds
Series 2007-30-A AMT
07/01/23	5.000%	880,000	933,856
Total			3,069,316
SPECIAL NON PROPERTY TAX 2.2%
City of Charlotte Storm Water Revenue Bonds Series 2006
06/01/17	5.000%	1,120,000	1,279,152
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC) (a)
07/01/20	5.500%	1,200,000	1,297,692
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	500,000	562,715
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A (a)
10/01/20	5.000%	1,560,000	1,769,929
Total			4,909,488

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED 1.4%
North Carolina Infrastructure Finance Corp. Certificate of Participation Capital Improvement Series 2007A (AGM)
05/01/24	5.000%	$2,570,000	$2,982,459

STATE GENERAL OBLIGATION 0.2%
State of North Carolina Unrefunded Unlimited General Obligation Bonds Public Improvement Series 2001A
03/01/14	4.750%	395,000	400,439

TRANSPORTATION 1.1%
State of North Carolina Revenue Bonds Vehicle Series 2012
03/01/19	5.000%	2,000,000	2,434,600

WATER & SEWER 18.0%
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	1,000,000	1,200,960
City of Charlotte
Revenue Bonds
Series 2002A
07/01/14	5.500%	1,250,000	1,342,188
Series 2009B
07/01/25	5.000%	5,835,000	7,112,281
Water & Sewer System
Series 2008
07/01/23	5.000%	3,000,000	3,586,170
City of Concord Refunding Revenue Bonds Series 2008B
12/01/19	5.000%	1,500,000	1,832,220
City of Gastonia Refunding Revenue Bonds Combined Utilities System Series 2009
05/01/17	4.000%	1,205,000	1,363,096
City of Greensboro
Refunding Revenue Bonds
Series 2006
06/01/17	5.250%	2,000,000	2,379,240
06/01/22	5.250%	1,200,000	1,562,100
06/01/23	5.250%	2,000,000	2,625,200
City of High Point
Revenue Bonds
Series 2008 (AGM)
11/01/24	5.000%	1,000,000	1,191,130

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
11/01/25	5.000%	$1,000,000	$1,180,260
City of Raleigh
Revenue Bonds
Series 2006A
03/01/16	5.000%	1,500,000	1,702,305
Series 2011
03/01/27	5.000%	800,000	964,904
City of Thomasville
Refunding Revenue Bonds
Series 2012
05/01/24	4.000%	500,000	558,820
05/01/26	4.000%	860,000	947,763
City of Winston-Salem
Refunding Revenue Bonds
Series 2007A
06/01/19	5.000%	3,000,000	3,489,450
Revenue Bonds
Series 2009
06/01/23	5.000%	1,000,000	1,207,670
County of Brunswick
Revenue Bonds
Series 2008A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
04/01/20	5.000%	$1,915,000	$2,255,008
04/01/22	5.000%	1,390,000	1,632,249
County of Union
Refunding Revenue Bonds
Enterprise System
Series 2011A
12/01/19	4.000%	500,000	586,885
12/01/20	4.000%	600,000	708,222
Total			39,428,121
Total Municipal Bonds (Cost: $196,195,173)			$214,806,393

		Shares	Value

Money Market Funds 0.2%
JPMorgan Tax Free Money Market Fund, 0.010% (c)		461,519	$461,519

Total Money Market Funds (Cost: $461,519)			$461,519

Total Investments
(Cost: $196,656,692) (d)			$215,267,912(e)
Other Assets & Liabilities, Net			4,084,715
Net Assets			$219,352,627

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2013, the value of these securities amounted to $8,286,032 or 3.78% of net assets.

(b)	Income from this security may be subject to alternative minimum tax.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(d)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $196,657,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,631,000
Unrealized Depreciation	(20,000)
Net Unrealized Appreciation	$18,611,000

(e)             Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	214,806,393	—	214,806,393
Total Bonds	—	214,806,393	—	214,806,393

Other
Money Market Funds	461,519	—	—	461,519
Total Other	461,519	—	—	461,519
Total	461,519	214,806,393	—	215,267,912

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Short Term Municipal Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 89.6%
ALABAMA 1.6%
Alabama 21st Century Authority Revenue Bonds Series 2012A
06/01/18	5.000%	$1,250,000	$1,447,625
Alabama Public School & College Authority
Refunding Revenue Bonds
Pool
Series 2012A
03/01/17	5.000%	4,560,000	5,306,062
03/01/18	5.000%	7,510,000	8,969,268
Series 2009A
05/01/14	5.000%	9,000,000	9,531,990
Auburn University Revenue Bonds Series 2012A
06/01/16	5.000%	3,000,000	3,429,390
Mobile Industrial Development Board Revenue Bonds Alabama Power Company Series 2007 (a)
06/01/34	1.650%	5,000,000	5,133,800
Total			33,818,135

ALASKA 1.3%
Alaska Industrial Development & Export Authority Refunding Revenue Bonds Revolving Fund Series 2010A
04/01/16	5.000%	2,500,000	2,818,425
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003
01/01/16	5.000%	9,200,000	10,224,236
State of Alaska Prerefunded 08/01/13 Unlimited General Obligation Bonds Series 2003A (AGM)
08/01/14	5.000%	14,000,000	14,334,040
Total			27,376,701

ARIZONA 1.7%
Arizona School Facilities Board
Certificate of Participation
Series 2005A-1 (FGIC/NPFGC)
09/01/14	5.000%	10,000,000	10,729,700
Series 2008
09/01/13	5.500%	8,000,000	8,246,000
County of Pima Sewer System Revenue
Revenue Bonds
Series 2012-A
07/01/14	3.000%	1,000,000	1,036,470
Series 2012-A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
07/01/15	4.000%	$375,000	$405,356
Series 2012-A
07/01/16	3.000%	450,000	481,095
Series 2012-A
07/01/16	4.000%	500,000	551,680
County of Pima Refunding Revenue Bonds Sewer System Series 2011A
07/01/13	5.000%	1,250,000	1,274,475
Phoenix Civic Improvement Corp. Revenue Bonds Senior Lien Series 2002B (NPFGC/FGIC) AMT (b)
07/01/17	5.750%	6,000,000	6,020,400
State of Arizona
Certificate of Participation
Department Administration
Series 2010A (AGM)
10/01/15	5.000%	5,000,000	5,533,600
State of Arizona (c)
Refunding Certificate of Participation
Department Administration
Series 2013-B
10/01/14	3.000%	350,000	363,153
10/01/15	4.000%	200,000	216,088
10/01/16	5.000%	175,000	199,222
Total			35,057,239

CALIFORNIA 10.9%
California Health Facilities Financing Authority
Revenue Bonds
City of Hope Obligation Group
Series 2012-A
11/15/14	5.000%	500,000	538,010
California Health Facilities Financing Authority (a)
Refunding Revenue Bonds
St. Joseph Health System
Series 2009C
07/01/34	5.000%	12,000,000	12,823,080
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2008A
02/01/13	5.000%	11,000,000	11,001,470
California Pollution Control Financing Authority
Refunding Revenue Bonds
South Dakota Gas and Electric
Series 1996A (NPFGC)
06/01/14	5.900%	4,500,000	4,829,895
California Pollution Control Financing Authority (a)
Refunding Revenue Bonds
BP West Coast Products LLC
Series 2009
12/01/46	2.600%	5,000,000	5,155,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections
Series 2012I
06/01/15	5.000%	$2,080,000	$2,274,418
Richmond Laboratory Project
Series 2012J
11/01/14	3.000%	1,445,000	1,503,624
11/01/15	4.000%	2,035,000	2,199,367
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/16	4.000%	2,000,000	2,196,260
Subordinated Series 2010A-1
03/01/15	5.000%	3,000,000	3,254,640
03/01/16	5.000%	1,325,000	1,478,448
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2009A
04/01/13	5.000%	10,250,000	10,328,740
Proposition 1A Receivables Program
Series 2009
06/15/13	5.000%	20,945,000	21,319,706
City of Los Angeles Department of Airports (b)
Refunding Revenue Bonds
Ontario International
Series 2006A (NPFGC) AMT
05/15/14	4.750%	3,410,000	3,583,092
Revenue Bonds
Senior International Private Activity
Series 2012 AMT
05/15/16	4.000%	2,000,000	2,192,740
City of San Jose Airport Revenue Revenue Bonds Series 2007-A AMBAC AMT (b)
03/01/17	5.000%	5,415,000	6,179,273
County of Sacramento Revenue Bonds GNMA Mortgage Series 1998A Escrowed to Maturity AMT (b)
07/01/16	8.000%	12,810,000	15,668,936
Gilroy Unified School District
Unlimited General Obligation Bonds
BAN Series 2010 Escrowed to Maturity
04/01/13	5.000%	730,000	735,859
Unrefunded Unlimited General Obligation Bonds
BAN Series 2010
04/01/13	5.000%	8,185,000	8,248,118
Golden State Tobacco Securitization Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003A-1
06/01/39	6.750%	4,250,000	4,342,820

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2012C
01/01/16	5.000%	$10,000,000	$11,203,800
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2011O
07/01/14	4.000%	2,300,000	2,406,628
Northern California Power Agency Revenue Bonds Series 2010A
07/01/15	4.000%	1,355,000	1,463,319
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007A (NPFGC) AMT (b)
11/01/13	5.000%	5,610,000	5,807,584
State of California
Prerefunded 07/01/14 Unlimited General Obligation Bonds
Series 2004A
07/01/15	5.000%	1,170,000	1,246,635
Unlimited General Obligation Bonds
Series 2010
11/01/13	4.000%	1,650,000	1,696,876
11/01/14	4.000%	1,250,000	1,330,500
Various Purpose
Series 2005
03/01/15	5.000%	4,000,000	4,382,240
Series 2006
03/01/14	5.000%	4,000,000	4,205,880
Series 2011
10/01/16	5.000%	20,000,000	23,135,200
Series 2012
09/01/15	5.000%	5,000,000	5,583,100
Unlimited General Obligation Refunding Bonds
Series 2004
12/01/15	5.000%	2,200,000	2,334,332
Series 2007
11/01/14	5.000%	7,530,000	8,146,255
Series 2012
02/01/15	5.000%	15,885,000	17,345,785
Unrefunded Unlimited General Obligation Bonds
Series 2004A
07/01/15	5.000%	1,690,000	1,802,453
State of California (a)
Unlimited General Obligation Refunding Bonds
Series 2009B
07/01/23	5.000%	19,250,000	20,465,637
Total			232,410,420

COLORADO 1.4%
City & County of Denver Airport System (b)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Series 2011A AMT
11/15/15	5.000%	$1,500,000	$1,671,810
Series 2011B AMT
11/15/15	5.000%	8,000,000	8,916,320
System
Series 2012A AMT
11/15/14	4.000%	500,000	530,670
11/15/15	4.000%	500,000	543,515
City of Colorado Springs Utilities System Refunding Revenue Bonds Series 2011A
11/15/14	4.000%	5,380,000	5,728,140
Colorado Health Facilities Authority
Unrefunded Revenue bonds
Catholic Health Initiatives
Series 2008-D
10/01/38	5.250%	1,940,000	2,013,914
Colorado Health Facilities Authority (a)
Prerefunded 11/12//13 Revenue Bonds
Catholic Health Initiatives
Series 2008
10/01/38	5.250%	245,000	254,516
Prerefunded 11/12/13 Revenue Bonds
Catholic Health Initiatives
Series 2008D2
10/01/38	5.250%	315,000	327,235
Denver Wastewater Management Division Department of Public Works Revenue Bonds Series 2012
11/01/14	5.000%	2,440,000	2,639,372
E-470 Public Highway Authority Revenue Bonds Senior Capital Appreciation Series 1997B (NPFGC) (d)
09/01/16	0.000%	4,460,000	4,094,548
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/15	5.000%	1,420,000	1,548,936
06/01/16	5.000%	2,010,000	2,251,662
Total			30,520,638

CONNECTICUT 2.0%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2012B
08/15/15	4.000%	2,500,000	2,680,050
08/15/17	5.000%	5,000,000	5,726,050
Connecticut Housing Finance Authority
Revenue Bonds
Subordinated Series 2012D-1
11/15/14	0.850%	3,215,000	3,227,442
11/15/15	1.200%	3,710,000	3,750,847
Connecticut State Development Authority (a)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT (CONTINUED)
Refunding Revenue Bonds
Connecticut Light & Power Co.
Series 2011
09/01/28	1.250%	$6,000,000	$6,034,920
Connecticut State Development Authority (a)(b)
Revenue Bonds
Connecticut Light & Power
Series 1996A AMT
05/01/31	1.550%	10,000,000	10,052,500
State of Connecticut Unlimited General Obligation Bonds Series 2011A (a)
05/15/15	0.600%	11,265,000	11,265,000
Total			42,736,809

DELAWARE 0.4%
University of Delaware Revenue Bonds Series 2009A (a)
11/01/37	0.850%	9,500,000	9,520,330

DISTRICT OF COLUMBIA 0.3%
District of Columbia Certificate of Participation Series 2006 (NPFGC/FGIC)
01/01/17	5.250%	5,925,000	6,626,994

FLORIDA 8.3%
Citizens Property Insurance Corp.
Refunding Revenue Bonds
Senior Secured High Risk
Series 2007A (NPFGC)
03/01/13	5.000%	15,000,000	15,058,049
Revenue Bonds
High Risk Senior Secured
Series 2010-A-1 AGM
06/01/15	5.000%	6,155,000	6,722,799
Senior Secured
Series 2012A-1
06/01/17	5.000%	15,000,000	17,119,800
Citizens Property Insurance Corp. (a)
Revenue Bonds
High Risk
Series 2010A3
06/01/13	1.850%	20,000,000	20,096,600
City of Jacksonville
Refunding Revenue Bonds
Series 2012-C
10/01/14	5.000%	1,250,000	1,345,625
Series 2012-C
10/01/15	5.000%	1,000,000	1,116,020
Better Jacksonville
Series 2012
10/01/17	5.000%	2,000,000	2,342,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Revenue Bonds
Series 2010A-1
10/01/16	5.000%	$5,000,000	$5,757,250
City of Tampa Revenue Bonds Baycare Health Systems Series 2010
11/15/16	5.000%	2,000,000	2,284,880
County of Hillsborough Solid Waste & Resource Recovery Revenue Bonds Series 2006A (AMBAC) AMT (b)
09/01/14	5.000%	3,025,000	3,223,470
County of Miami-Dade Revenue Bonds Miami International Airport Series 2007C (AGM) AMT (b)
10/01/13	5.000%	3,500,000	3,605,875
Florida Department of Environmental Protection
Refunding Revenue Bonds
Florida Forever
Series 2011B
07/01/15	5.000%	15,335,000	16,908,371
Series 2012A
07/01/16	4.000%	13,915,000	15,382,893
07/01/17	4.000%	14,470,000	16,264,135
Florida Housing Finance Corp. Revenue Bonds Homeowner Mortgage Special Program Series 2010A (GNMA/FNMA/FHLMC)
07/01/28	5.000%	2,845,000	3,044,264
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds Series 2010-A
07/01/15	5.000%	10,000,000	11,023,800
Florida Municipal Loan Council Revenue Bonds 9B Design-Build Finance Project Series 2012
08/15/16	1.750%	9,250,000	9,296,990
Florida Ports Financing Commission Refunding Revenue Bonds State Transportation Fund Series 2011B AMT (b)
06/01/14	5.000%	2,000,000	2,111,900
Orange County Health Facilities Authority Revenue Bonds Hospital-Orlando Health, Inc. Series 2009
10/01/14	5.000%	2,000,000	2,120,560
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2011-23
10/01/17	5.000%	3,000,000	3,544,710

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
State of Florida Unlimited General Obligation Refunding Bonds Capital Outlay Series 2009D
06/01/14	5.000%	$16,460,000	$17,500,107
Total			175,870,298

GEORGIA 2.9%
Burke County Development Authority (a)
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 1994-9T
10/01/32	1.200%	7,500,000	7,561,275
Series 1995-4T
10/01/32	1.200%	2,000,000	2,013,060
Series 2012
11/01/48	1.550%	5,000,000	5,032,000
12/01/49	1.750%	8,000,000	8,162,000
12/01/49	1.750%	3,000,000	3,076,110
City of Atlanta Department of Aviation Refunding Revenue Bonds Series 2003D (FGIC/NPFGC) AMT (b)
01/01/15	5.250%	5,000,000	5,212,200
Floyd County Development Authority Revenue Bonds Georgia Power Company Plant Hammond Project Series 2012
07/01/22	0.850%	4,750,000	4,782,395
Gwinnett County School District Unlimited General Obligation Bonds Sales Tax Series 2012A
10/01/16	4.000%	9,500,000	10,665,935
Municipal Electric Authority of Georgia
Prerefunded 01/01/14 Revenue Bonds
Series 1998Y (AGM)
01/01/17	6.500%	100,000	105,719
Revenue Bonds
Combined Cycle Project
Series 2012A
11/01/14	4.000%	1,000,000	1,062,080
11/01/15	4.000%	3,045,000	3,321,334
Unrefunded Revenue Bonds
Series 1998Y (AGM)
01/01/17	6.500%	6,200,000	6,900,662
Public Gas Partners, Inc. Revenue Bonds Series 2009A
10/01/14	5.000%	3,630,000	3,880,796
Total			61,775,566

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HAWAII 0.4%
State of Hawaii Airports System Refunding Revenue Bonds Series 2010B AMT (b)
07/01/15	5.000%	$7,000,000	$7,703,150

IDAHO 0.3%
Idaho Housing & Finance Association Revenue Bonds Series 2011
08/15/13	4.000%	5,525,000	5,635,058

ILLINOIS 9.2%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2010F
12/01/15	5.000%	2,000,000	2,228,620
Chicago Board of Education (d)
Unlimited General Obligation Bonds
Capital Appreciation-Chicago School Reform
Series 1997A (AMBAC)
12/01/14	0.000%	7,085,000	6,979,859
Chicago Public Building Commission Refunding Revenue Bonds Chicago School Reform Series 1999B (NPFGC/FGIC)
12/01/15	5.250%	3,165,000	3,525,778
Chicago Transit Authority Revenue Bonds Federal Transportation Administration Section 5307 Funds Series 2006 (AMBAC)
06/01/15	5.000%	2,615,000	2,847,997
City of Chicago Midway Airport
Refunding Revenue Bonds
2nd Lien
Series 2004B (AMBAC)
01/01/18	5.000%	5,120,000	5,477,427
City of Chicago Midway Airport (a)
Revenue Bonds
2nd Lien
Series 2010B
01/01/34	5.000%	5,500,000	5,912,225
City of Chicago O’Hare International Airport (b)
Refunding Revenue Bonds
General-Senior Lien
Series 2012A AMT
01/01/17	5.000%	8,000,000	9,159,680
Passenger Facility Charge
Series 2012B AMT
01/01/17	5.000%	13,125,000	15,027,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
County of Cook Unlimited General Obligation Bonds Capital Equipment Series 2009D
11/15/14	5.000%	$3,000,000	$3,228,060
Illinois Finance Authority
Prerefunded 07/01/13 Revenue Bonds
Art Institute of Chicago
Series 2010B
07/01/15	4.000%	13,850,000	14,067,860
Revenue Bonds
Art Institute of Chicago
Series 2010A
03/01/15	5.000%	3,200,000	3,474,112
Series 2012A
03/01/14	4.000%	1,000,000	1,038,640
03/01/15	5.000%	1,000,000	1,088,490
Northwestern Memorial Hospital
Series 2009A
08/15/13	5.000%	3,500,000	3,584,735
Illinois Finance Authority (a)
Revenue Bonds
Ascension Health
Series 2012E
11/15/42	5.000%	2,750,000	3,010,040
University of Chicago
Series 1998
07/01/25	3.375%	5,650,000	5,820,065
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/15	5.000%	3,615,000	3,923,721
06/01/16	5.000%	8,280,000	9,237,830
Regional Transportation Authority Revenue Bonds Series 2006A (NPFGC)
07/01/18	5.000%	4,970,000	5,613,863
State of Illinois
Revenue Bonds
Series 2012B
06/15/17	5.000%	9,000,000	10,406,970
Unlimited General Obligation Refunding Bonds
Series 2002 XLCA
08/01/15	5.500%	7,825,000	8,670,100
Series 2006
01/01/16	5.000%	4,655,000	5,139,260
Series 2010
01/01/14	5.000%	19,590,000	20,367,527
01/01/16	5.000%	10,000,000	11,040,300
Series 2010 (AGM)
01/01/16	5.000%	4,250,000	4,698,588
Series 2010 Escrowed to Maturity
01/01/14	5.000%	6,045,000	6,304,875
Series 2012
08/01/16	5.000%	20,000,000	22,402,200
Total			194,276,422

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA 1.3%
City of Whiting Revenue Bonds BP Products North America, Inc. Series 2008 (a)
06/01/44	2.800%	$13,250,000	$13,662,605
Indiana Finance Authority
Refunding Revenue Bonds
Series 2008-A-1
11/01/16	5.000%	2,665,000	3,061,978
Revenue Bonds
2nd Lien-CWA
Series 2011C
10/01/16	3.000%	10,000,000	10,654,800
Total			27,379,383

IOWA 1.6%
Iowa Finance Authority
Revenue Bonds
Genesis Health System
Series 2010
07/01/15	5.000%	1,075,000	1,178,770
07/01/16	5.000%	1,150,000	1,288,863
Iowa Student Loan Liquidity Corp.
Revenue Bonds
Series 2009-1
12/01/14	3.750%	5,050,000	5,292,147
12/01/14	5.000%	5,475,000	5,871,773
Iowa Student Loan Liquidity Corp. (b)
Revenue Bonds
Senior Series 2011A-1 AMT
12/01/15	3.500%	20,300,000	21,410,207
Total			35,041,760

KENTUCKY 0.1%
Kentucky Economic Development Finance Authority Revenue Bonds Catholic Health Series 2009B (a)
05/01/39	5.000%	2,000,000	2,147,180

LOUISIANA 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds LCTCS Facilities Corp. Project Series 2009A
10/01/14	4.000%	1,545,000	1,626,143
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capitol Series 2010A
05/01/16	5.000%	4,505,000	5,064,791

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Louisiana Offshore Terminal Authority Revenue Bonds Loop LLC Project Series 2010B-1 (a)
10/01/40	1.875%	$3,500,000	$3,528,805
Louisiana Public Facilities Authority Revenue Bonds Entergy Gulf States Louisiana Series 2010B
11/01/15	2.875%	2,750,000	2,841,135
Orleans Parish Parishwide School District
Unlimited General Obligation Refunding Bonds
Series 2010 (AGM)
09/01/15	4.000%	8,240,000	8,837,483
09/01/16	5.000%	3,785,000	4,263,386
Regional Transit Authority
Revenue Bonds
Sales Tax
Series 2010 (AGM)
12/01/15	4.000%	1,150,000	1,246,704
12/01/16	4.000%	1,000,000	1,106,840
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 2nd Lien Series 2010A-1 (a)
05/01/43	0.850%	21,250,000	21,268,700
Total			49,783,987

MAINE 0.4%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Escrowed to Maturity
Series 2010-B
07/01/15	5.000%	50,000	55,385
07/01/16	4.000%	50,000	55,632
Unrefunded Revenue Bonds
Series 2010-B
07/01/15	5.000%	3,405,000	3,724,219
Series 2010-B
07/01/16	4.000%	3,505,000	3,809,199
Total			7,644,435

MASSACHUSETTS 4.4%
Commonwealth of Massachusetts (a)
Unlimited General Obligation Bonds
Series 2010A
02/01/13	0.470%	14,500,000	14,500,000
02/01/14	0.630%	5,050,000	5,063,332
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/14	0.580%	6,680,000	6,680,000
02/01/15	0.760%	2,000,000	2,000,000
Massachusetts Development Finance Agency
Revenue Bonds
Boston Medical Center

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Series 2012C
07/01/15	5.000%	$2,000,000	$2,154,100
07/01/16	5.000%	1,600,000	1,756,624
Boston University
Series 2009V-2
10/01/14	2.875%	4,975,000	5,171,861
Tufts University
Series 2011-P
02/15/36	3.000%	3,700,000	3,953,339
Massachusetts Development Finance Agency (a)
Revenue Bonds
Partners Healthcare
Series 2011K-3
07/01/38	0.760%	8,430,000	8,430,337
Williams College
Series 2011N
07/01/41	0.600%	11,250,000	11,271,487
Massachusetts Educational Financing Authority Revenue Bonds Series 2009I
01/01/16	5.250%	12,500,000	13,734,750
Massachusetts Housing Finance Agency
Revenue Bonds
Construction Loan Notes
Series 2012A
11/01/13	0.800%	1,800,000	1,800,432
Revenue Notes
Construction Loan Notes
Series 2012-F
12/01/14	0.650%	2,760,000	2,758,234
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project 6 Series 2012A
07/01/15	5.000%	1,500,000	1,647,435
Massachusetts Port Authority (b)
Refunding Revenue Bonds
Series 2010E AMT
07/01/14	5.000%	5,000,000	5,287,150
07/01/15	5.000%	4,000,000	4,355,960
University of Massachusetts Building Authority Refunding Revenue Bonds Senior Series 2005-2 (AMBAC)
11/01/15	5.000%	3,000,000	3,343,140
Total			93,908,181

MICHIGAN 2.9%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/15	5.000%	1,505,000	1,621,532
07/01/17	5.000%	1,500,000	1,677,495

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Detroit City School District Unlimited General Obligation Refunding Bonds Improvement School Building & Site Series 2012A (Qualified School Board Loan Fund)
05/01/14	4.000%	$1,700,000	$1,767,507
Michigan Finance Authority Revenue Bonds Unemployment Obligation Assessment Series 2012
07/01/15	5.000%	20,000,000	22,210,400
Michigan State Hospital Finance Authority
Revenue Bonds
Ascension Health Senior Care Group
Series 2010
11/15/15	5.000%	2,000,000	2,238,860
Michigan State Hospital Finance Authority (a)
Revenue Bonds
Ascension Health Care Group
Series 1999
11/15/33	0.900%	5,000,000	5,032,650
Michigan Strategic Fund Refunding Revenue Bonds Dow Chemical Series 2003B-1
06/01/14	6.250%	12,000,000	12,856,680
Wayne County Airport Authority Refunding Revenue Bonds Detroit Metro Airport Series 2010C
12/01/14	5.000%	12,805,000	13,806,607
Total			61,211,731

MINNESOTA 0.9%
Minneapolis-St Paul Metropolitan Airports Commission (b)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/14	5.000%	2,055,000	2,144,516
Subordinated Series 2010D AMT
01/01/16	5.000%	5,160,000	5,681,212
State of Minnesota Refunding Revenue Bonds Appropriation Series 2012-B
03/01/16	4.000%	9,820,000	10,844,815
Total			18,670,543

MISSISSIPPI 0.2%
Mississippi Development Bank
Revenue Bonds
Marshall County Industrial Development Authority
Series 2012
01/01/14	4.000%	1,845,000	1,905,885
01/01/15	4.000%	375,000	398,666

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSISSIPPI (CONTINUED)
01/01/16	4.000%	$1,500,000	$1,632,195
Total			3,936,746

MISSOURI 0.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds Metrolink Cross County Project Series 2002B (AGM)
10/01/15	5.250%	10,500,000	10,845,135
Missouri State Board of Public Buildings Refunding Revenue Bonds Series 2011A
10/01/16	3.000%	6,195,000	6,691,158
Total			17,536,293

NEVADA 0.7%
City of Reno Revenue Bonds Renown Regional Medical Center Project Series 2007A
06/01/13	5.000%	500,000	506,090
Las Vegas Convention & Visitors Authority Refunding Revenue Bonds Series 2005 (AMBAC)
07/01/17	5.000%	13,380,000	14,599,186
Total			15,105,276

NEW JERSEY 3.8%
City of Newark
Refunding Unlimited General Obligation Bonds
Qualified General Improvement
Series 2013-A
07/15/15	5.000%	2,000,000	2,204,000
07/15/16	5.000%	5,845,000	6,619,229
County of Union
Unlimited General Obligation Bonds
Series 2012B
03/01/15	3.000%	4,060,000	4,267,831
03/01/16	3.000%	4,080,000	4,360,174
03/01/17	3.000%	4,085,000	4,424,913
New Brunswick Parking Authority
Refunding Revenue Bonds
City Guaranteed Parking
Series 2012
09/01/13	2.000%	1,150,000	1,160,580
09/01/15	3.000%	1,500,000	1,576,980
New Jersey Building Authority Refunding Revenue Bonds Series 2007B
06/15/13	5.000%	8,205,000	8,348,916
New Jersey Economic Development Authority
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
School Facilities Construction
Series 2010DD-1
12/15/17	5.000%	$4,435,000	$5,224,208
Transportation Project Sublease
Series 2008A
05/01/17	5.000%	11,345,000	13,141,140
Revenue Bonds
School Facilities Construction
Series 2009-Z
12/15/14	5.000%	12,800,000	13,885,568
New Jersey Economic Development Authority (d)
Revenue Bonds
Capital Appreciation-Economic Recovery
Series 1992A
03/15/13	0.000%	4,500,000	4,498,160
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2012-AA
06/15/14	4.000%	3,000,000	3,145,980
Unrefunded Revenue Bonds
Transportation System
Series 1999
06/15/16	5.750%	4,860,000	5,608,489
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2004A
06/15/15	5.000%	3,000,000	3,164,640
Total			81,630,808

NEW MEXICO 0.8%
Incorporated County of Los Alamos Revenue Bonds Series 2004A (AGM)
07/01/15	5.000%	2,555,000	2,595,318
New Mexico Educational Assistance Foundation Revenue Bonds Educational Loan Senior Series 2009C AMT (b)
09/01/14	3.900%	4,890,000	5,091,468
State of New Mexico Revenue Bonds Series 2009A
07/01/14	5.000%	7,895,000	8,427,281
Total			16,114,067

NEW YORK 8.8%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon Series 2009A
01/01/14	5.000%	2,000,000	2,077,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Buffalo & Fort Erie Public Bridge Authority Refunding Revenue Bonds Series 2005 (a)
01/01/25	2.625%	$9,255,000	$9,440,933
City of New York
Unlimited General Obligation Bonds
Series 2004H-A
03/01/15	5.000%	6,500,000	7,105,020
Series 2005G
08/01/18	5.000%	3,650,000	4,114,098
Series 2005J (FGIC)
03/01/16	5.000%	8,000,000	8,737,280
Series 2005O
06/01/14	5.000%	4,250,000	4,511,162
Series 2009E
08/01/15	5.000%	3,500,000	3,887,380
Subordinated Series 1996-J2
02/15/15	5.000%	5,870,000	6,405,168
City of Rochester Limited General Obligation Bonds Series 2012-I
08/15/14	2.000%	2,400,000	2,451,840
City of Yonkers Refunding Limited General Obligation Bonds Series 2012-A
07/01/15	4.000%	1,250,000	1,332,650
County of Monroe Limited General Obligation Refunding Bonds Series 2012
03/01/15	5.000%	1,000,000	1,073,990
County of Rockland General Obligation Limited Notes BAN Series 2012B
06/06/13	4.000%	1,250,000	1,254,575
Erie County Industrial Development Agency (The)
Revenue Bonds
Series 2012
05/01/15	5.000%	2,000,000	2,186,640
05/01/17	5.000%	3,000,000	3,477,690
Long Island Power Authority Revenue Bonds Series 2003B
06/01/13	5.250%	4,250,000	4,320,975
Metropolitan Transportation Authority
Revenue Bonds
Series 2003B (NPFGC/FGIC)
11/15/16	5.250%	4,500,000	4,664,025
Series 2012E
11/15/16	4.000%	1,000,000	1,114,020
11/15/17	5.000%	1,000,000	1,179,430
Subordinated Series 2012B-2
11/01/16	5.000%	8,085,000	9,350,868

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
New York City Health & Hospital Corp. Revenue Bonds Health System Series 2010A
02/15/15	5.000%	$4,500,000	$4,887,675
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Subordinated Series 2009C-1
08/01/14	5.000%	6,795,000	7,281,318
New York City Trust for Cultural Resources Revenue Bonds Julliard School Series 2009B (a)
01/01/36	1.350%	7,350,000	7,511,259
New York State Dormitory Authority
Refunding Revenue Bonds
Department of Health
Series 2004 (NPFGC/FGIC)
07/01/14	5.000%	3,660,000	3,886,261
Revenue Bonds
Mount Sinai School of Medicine
Series 2010A
07/01/15	5.000%	1,000,000	1,092,620
07/01/16	5.000%	2,645,000	2,961,554
Municipal Facilities Health-Lease NYC
Series 2008-1
01/15/14	5.000%	6,300,000	6,574,428
New York State Housing Finance Agency
Refunding Revenue Bonds
Consolidated
Series 2011A
09/15/13	5.000%	5,000,000	5,145,950
Revenue Bonds
Affordable Housing
Series 2012-E
11/01/16	1.100%	2,100,000	2,096,388
New York State Thruway Authority
Revenue Bonds
General Revenue
Series 2012I
01/01/17	5.000%	1,000,000	1,151,590
Local Highway & Bridge
Series 2012A
04/01/15	4.000%	10,000,000	10,758,900
Port Authority of New York & New Jersey Revenue Bonds Consolidated 131st Series 2003 (CIFG/TCRS) AMT (b)
12/15/16	5.000%	10,000,000	10,268,400
Suffolk County Water Authority Revenue Bonds BAN Series 2013-B
01/15/15	3.000%	5,000,000	5,256,600
Tobacco Settlement Financing Corp.

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Asset-Backed Revenue Bonds
Series 2011B
06/01/14	5.000%	$7,950,000	$8,434,711
06/01/16	5.000%	20,000,000	22,691,400
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2012-B
11/15/17	5.000%	3,325,000	3,964,265
United Nations Development Corp.
Refunding Revenue Bonds
Series 2009A
07/01/13	4.500%	2,200,000	2,238,918
07/01/14	5.000%	2,000,000	2,126,300
Total			187,013,401

NORTH CAROLINA 1.7%
North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds Series 2012D
01/01/16	5.000%	5,875,000	6,568,661
State of North Carolina
Refunding Revenue Bonds
Series 2011B
11/01/16	5.000%	17,555,000	20,374,333
Revenue Bonds
Series 2011C
05/01/13	5.000%	9,355,000	9,466,886
Total			36,409,880

NORTH DAKOTA 1.1%
County of McLean Revenue Bonds Great River Energy Series 2010C AMT (a)(b)
07/01/38	3.500%	22,000,000	22,851,180

OHIO 1.9%
City of Cleveland Refunding Limited General Obligation Bonds Series 2012-A
12/01/14	2.000%	865,000	886,850
County of Franklin
Refunding Revenue Bonds
Ohiohealth Corp.
Series 2003C (NPFGC)
05/15/15	5.250%	3,420,000	3,466,512
05/15/16	5.250%	4,090,000	4,144,397
Ohio Air Quality Development Authority (a)
Refunding Revenue Bonds
Ohio Power Co.
Series 2010A
06/01/41	3.250%	6,150,000	6,275,398
Ohio Air Quality Development Authority (a)(b)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
Refunding Revenue Bonds
Ohio Power Co. Galvin
Series 2010A AMT
12/01/27	2.875%	$3,130,000	$3,187,874
Ohio Housing Finance Agency Revenue Bonds Series 2010-1
11/01/28	5.000%	3,330,000	3,598,598
Ohio State Building Authority Prerefunded 04/01/13 Revenue Bonds State Facilities-Administration Building Fund Series 2003A (AGM)
04/01/15	5.000%	2,080,000	2,096,702
State of Ohio Unlimited General Obligation Refunding Bonds Common Schools Series 2009C
09/15/14	5.000%	15,000,000	16,134,600
Total			39,790,931

OKLAHOMA 0.6%
Oklahoma County Finance Authority
Revenue Bonds
Midwest City - Delaware City Public Schools
Series 2012
03/01/14	2.000%	1,750,000	1,778,473
03/01/15	2.000%	1,500,000	1,535,130
Oklahoma County Independent School District No 89 Oklahoma City
Refunding Unlimited General Obligation Bonds
Series 2012
02/01/14	2.000%	2,500,000	2,543,175
Series 2012
02/01/15	2.000%	2,000,000	2,061,160
Tulsa County Industrial Authority
Revenue Bonds
Broken Arrow Public School
Series 2012
09/01/17	3.500%	1,850,000	2,015,852
Jenks Public Schools
Series 2009
09/01/13	4.000%	1,000,000	1,021,620
09/01/14	5.500%	1,280,000	1,382,349
Total			12,337,759

OREGON 0.2%
Oregon Health & Science University Revenue Bonds Series 2012A
07/01/14	4.000%	1,000,000	1,045,930

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OREGON (CONTINUED)
Oregon State Department of Administrative Services Certificate of Participation Series 2009A
05/01/14	5.000%	$3,125,000	$3,309,188
Total			4,355,118

PENNSYLVANIA 1.7%
Bucks County Industrial Development Authority Revenue Bonds Various Waste Management, Inc. Projects Series 2002 AMT (b)(c)
12/01/22	0.875%	8,250,000	8,250,000
Monroeville Finance Authority Revenue Bonds Series 2012
02/15/18	4.000%	1,250,000	1,406,550
Pennsylvania Higher Educational Facilities Authority Revenue Bonds University of Pittsburgh Medical Center Series 2010E
05/15/15	5.000%	4,250,000	4,661,230
Pennsylvania Housing Finance Agency (b)
Revenue Bonds
Series 2012-114A AMT
04/01/14	0.800%	1,000,000	999,940
Series 2012-114A AMT
04/01/15	1.050%	320,000	320,320
Pennsylvania Industrial Development Authority Refunding Revenue Bonds Economic Development Series 2012
07/01/15	5.000%	2,000,000	2,190,780
Pennsylvania Turnpike Commission (a)
Revenue Bonds
Series 2011B
06/01/14	0.760%	3,000,000	3,001,590
Series 2011D
12/01/13	0.450%	7,000,000	7,000,000
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Capital Grant Receipts
Series 2011
06/01/13	3.000%	750,000	756,067
06/01/13	5.000%	800,000	811,792
06/01/14	3.000%	1,000,000	1,030,440
06/01/14	5.000%	430,000	454,480
State Public School Building Authority
Revenue Bonds
School District of Philadelphia
Series 2012
04/01/14	5.000%	1,000,000	1,052,340
04/01/15	5.000%	1,500,000	1,636,095
04/01/16	5.000%	2,000,000	2,243,060
Total			35,814,684

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND 0.3%
Rhode Island Convention Center Authority Refunding Revenue Bonds Series 2003A (AGM)
05/15/16	5.000%	$5,610,000	$5,685,903

SOUTH CAROLINA 1.3%
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2006-A NPFGC
01/01/16	5.000%	4,295,000	4,837,888
Series 2009E
01/01/14	5.000%	1,500,000	1,565,190
01/01/15	5.000%	8,225,000	8,939,999
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Series 2009A
10/01/13	5.000%	5,000,000	5,156,300
Series 2012A
10/01/15	4.000%	6,000,000	6,543,000
Total			27,042,377

SOUTH DAKOTA 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds Regional Health Series 2011
09/01/14	5.000%	1,470,000	1,570,078

TENNESSEE 0.6%
Knox County Health Educational & Housing Facilities Board
Refunding Revenue Bonds
Fort Sanders Alliance
Series 1993
01/01/14	5.750%	2,000,000	2,091,540
Series 1993 (NPFGC)
01/01/15	5.250%	4,550,000	4,913,454
Memphis-Shelby County Airport Authority (b)
Refunding Revenue Bonds
Series 2010B AMT
07/01/15	4.000%	2,060,000	2,199,771
07/01/16	5.000%	1,000,000	1,122,180
Metropolitan Government of Nashville & Davidson County Water & Sewer Refunding Revenue Bonds Subordinated Lien Series 2012
07/01/16	5.000%	1,250,000	1,426,588
Total			11,753,533

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS 5.0%
City Public Service Board of San Antonio Refunding Revenue Bonds Systems Series 2011
02/01/16	5.000%	$4,000,000	$4,526,480
City of Houston Airport System Refunding Revenue Bonds Subordinated Lien Series 2011A AMT (b)
07/01/14	5.000%	5,000,000	5,331,950
City of Houston Utility System (a)
Refunding Revenue Bonds
Combined First Lien-SIFMA
Series 2012
05/15/34	0.700%	6,000,000	6,066,060
SIFMA Index
Series 2012
05/15/34	0.650%	3,500,000	3,505,635
City of Houston Limited General Obligation Refunding Bonds Series 2011A
03/01/16	5.000%	11,470,000	12,988,284
City of Lubbock Limited General Obligation Bonds Waterworks Series 2011
02/15/15	5.000%	1,250,000	1,363,775
Clear Creek Independent School District
Unlimited General Obligation Refunding Bonds
Series 2012A (Permanent School Fund Guarantee)
02/15/15	4.000%	5,225,000	5,605,798
02/15/16	5.000%	5,130,000	5,816,702
Comal Independent School District
Refunding Unlimited General Obligation Bonds
Series 2012-A (Permanent School Fund Guarantee)
02/01/14	3.000%	1,410,000	1,449,283
Series 2012-A (Permanent School Fund Guarantee)
02/01/15	4.000%	1,000,000	1,071,600
Gulf Coast Waste Disposal Authority Revenue Bonds BP Products North America Series 2007 (a)
01/01/42	2.300%	2,950,000	2,981,919
Houston Independent School District Limited General Obligation Refunding Bonds Limited Tax Series 2012 (Permanent School Fund Guarantee) (a)
06/01/30	2.500%	7,500,000	7,787,025
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2010
05/15/14	5.000%	2,190,000	2,321,159
Series 2010 Escrowed to Maturity
05/15/14	5.000%	5,000	5,298
05/15/14	5.000%	5,000	5,303

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
05/15/15	5.000%	$5,000	$5,517
05/15/15	5.000%	10,000	11,034
Revenue Bonds
Series 2010 Escrowed to Maturity
05/15/14	5.000%	30,000	31,786
Unrefunded Revenue Bonds
Series 2010
06/15/16	5.000%	6,320,000	7,177,624
Series 2010
05/15/15	5.000%	7,125,000	7,841,205
North East Independent School District
Unlimited General Obligation Refunding Bonds
School Building
Series 2012 (Permanent School Fund Guarantee)
08/01/16	5.000%	5,000,000	5,760,850
08/01/17	5.000%	4,920,000	5,843,779
Northside Independent School District Unlimited General Obligation Bonds School Building Series 2012 (Permanent School Fund Guarantee) (a)
06/01/32	1.000%	7,000,000	7,071,610
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/15	5.000%	610,000	671,866
10/01/16	5.000%	1,925,000	2,172,921
10/01/17	5.000%	2,865,000	3,294,320
State of Texas Unlimited General Obligation Refunding Bonds College Student Loan Series 2010 AMT (b)
08/01/15	5.000%	5,775,000	6,373,117
Total			107,081,900

UTAH 0.9%
City of Riverton Revenue Bonds IHC Health Services, Inc. Series 2009
08/15/13	5.000%	1,400,000	1,435,476
Intermountain Power Agency Refunding Revenue Bonds Series 2009A
07/01/13	5.000%	10,000,000	10,196,600
State of Utah Unlimited General Obligation Bonds Series 2009C
07/01/14	5.000%	2,500,000	2,667,825

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
UTAH (CONTINUED)
Utah Associated Municipal Power Systems Refunding Revenue Bonds Payson Power Project Series 2012
04/01/16	4.000%	$4,690,000	$5,110,552
Total			19,410,453

VIRGINIA 0.3%
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003 (a)
10/01/33	2.375%	3,335,000	3,411,071
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A (a)
05/01/33	4.050%	3,500,000	3,624,390
Total			7,035,461

WASHINGTON 3.4%
City of Seattle Municipal Light & Power
Prerefunded 08/01/14 Revenue Bonds
Series 2004 (AGM)
08/01/15	5.000%	835,000	893,342
Unrefunded Revenue Bonds
Series 2004 (AGM)
08/01/15	5.000%	5,165,000	5,523,451
Clark County Public Utility District No. 1 Refunding Revenue Bonds Series 2010
01/01/15	5.000%	2,900,000	3,138,148
Energy Northwest Refunding Revenue Bonds Project 1 Series 2012B
07/01/17	5.000%	40,220,000	47,516,712
FYI Properties Revenue Bonds Washington State Disposal Project Series 2009
06/01/13	5.000%	2,400,000	2,436,216
Port of Seattle Refunding Revenue Bonds Series 2010B AMT (b)
12/01/15	5.000%	5,500,000	6,139,045
Snohomish County School District No. 15 Edmonds Unlimited General Obligation Refunding Bonds Series 2012
12/01/17	4.000%	2,000,000	2,287,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
State of Washington Certificate of Participation State and Local Agencies Series 2012
07/01/16	4.000%	$3,500,000	$3,858,015
Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC)
10/01/28	4.700%	1,090,000	1,166,867
Total			72,959,276

WEST VIRGINIA 0.8%
County of Mason Revenue Bonds Appalachian Power Co. Series 2003L (a)
10/01/22	2.000%	8,750,000	8,887,637
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT (a)(b)
01/01/41	2.250%	3,750,000	3,800,963
West Virginia University Revenue Bonds West Virginia University Projects Series 2011C (a)
10/01/41	0.750%	4,000,000	4,000,640
Total			16,689,240
Total Municipal Bonds (Cost: $1,869,886,553)			$1,901,239,324

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 3.1%
CALIFORNIA 0.5%
City of Newport Beach Refunding Revenue Bonds HOAG Memorial Hospital VRDN Series 2008-D (JPMorgan Chase Bank) (e)(f)
12/01/40	0.090%	$10,000,000	$10,000,000

FLORIDA 0.1%
City of Venice Revenue Bonds Bon Secours Health System VRDN Series 2002-B (JPMorgan Chase Bank) AGM (e)(f)
11/01/28	0.140%	1,750,000	1,750,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
ILLINOIS 0.4%
Chicago Board of Education Refunding Unlimited General Obligation Bonds Dedicated VRDN Series 2010-B (JPMorgan Chase Bank) (e)(f)
03/01/36	0.140%	$8,000,000	$8,000,000

INDIANA 0.2%
Indiana Finance Authority Revenue Bonds Republic Services, Inc. Project Series 2010B (e)(f)
05/01/28	0.430%	5,000,000	5,000,000

NEW YORK 0.2%
New York State Environmental Facilities Corp. Refunding Revenue Bonds Waste Management, Inc. VRDN Series 2012 AMT (b)(c)(e)(f)
05/01/30	0.550%	3,250,000	3,250,000

OHIO 0.8%
Ohio State Water Development Authority Refunding Revenue Bonds FirstEnergy Nuclear Generation VRDN Series 2006 (Wells Fargo Bank) (e)(f)
12/01/33	0.100%	17,950,000	17,950,000

OREGON 0.4%
Oregon Health & Science University Revenue Bonds VRDN Series 2012-C (US Bank) (e)(f)
07/01/27	0.120%	8,615,000	8,615,000

SOUTH CAROLINA 0.4%
County of Charleston Revenue Bonds Carealliance Health VRDN Series 2004-B2 (Wells Fargo Bank) AGM (e)(f)
08/15/33	0.130%	9,400,000	9,400,000

WISCONSIN 0.1%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Benevolent Corp. Cedar Community VRDN Series 2007 (JPMorgan Chase Bank) (e)(f)
06/01/37	0.120%	2,300,000	2,300,000

Total Floating Rate Notes (Cost: $66,265,000)			$66,265,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term 7.2%
CALIFORNIA 0.8%
Charter Oak Unified School District Unlimited General Obligation Bonds BAN Series 2012
10/01/15	5.000%	$4,600,000	$5,072,006
Monterey Peninsula Unified School District Unlimited General Obligation Bonds BAN Series 2012
11/01/15	2.500%	1,700,000	1,766,436
Val Verde Unified School District Unlimited General Obligation Notes Tax & Revenue Anticipation Note Series 2012
10/01/13	2.000%	10,550,000	10,660,564
Total			17,499,006

CONNECTICUT 0.1%
Town of East Haven Unlimited General Obligation Notes BAN Series 2012
07/31/13	2.000%	2,625,000	2,640,251

INDIANA 0.3%
Indiana Finance Authority Revenue Bonds Republic Services, Inc. Project Series 2012 (a)
12/01/37	0.600%	7,500,000	7,500,000

KENTUCKY 0.7%
Louisville & Jefferson County Metropolitan Sewer District Revenue Notes Subordinated Series 2012-A BAN
12/04/13	2.000%	15,000,000	15,199,350

MASSACHUSETTS 1.3%
City of Methuen General Obligation Limited Notes BAN Series 2012
08/09/13	1.250%	12,500,000	12,552,375

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term (continued)
MASSACHUSETTS (CONTINUED)
Pioneer Valley Transit Authority Revenue Notes RAN Series 2012
07/26/13	1.500%	$15,000,000	$15,062,850
Total			27,615,225

NEW JERSEY 0.5%
City of Newark
Unlimited General Obligation Notes
BAN Series 2012B
06/28/13	2.500%	3,000,000	3,009,060
TAN Series 2012A
02/20/13	2.400%	2,333,000	2,333,359
Hudson County Improvement Authority Revenue Notes BAN Series 2012
08/07/13	1.500%	5,000,000	5,025,600
Total			10,368,019

NEW YORK 2.9%
City of Geneva General Obligation Limited Notes BAN Series 2013
02/06/14	1.500%	13,165,000	13,281,510
County of Nassau Limited General Obligation Notes TAN Series 2012-B
09/30/13	2.000%	20,000,000	20,196,000
County of Rockland Limited General Obligation Notes TAN Series 2012
03/06/13	2.500%	5,000,000	5,003,568
County of Suffolk Limited General Obligation Notes TAN Series 2012
08/14/13	2.000%	$5,000,000	$5,039,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term (continued)
NEW YORK (CONTINUED)
Town of Oyster Bay General Obligation Unlimited Notes BAN Series 2012B
08/09/13	3.000%	15,000,000	15,185,550
Wyandanch Union Free School District Unlimited General Obligation Notes TAN Series 2012
06/28/13	3.250%	2,375,000	2,379,655
Total			61,085,683

SOUTH CAROLINA 0.4%
South Carolina Association of Governmental Organizations Certificate of Participation Series 2012B
04/15/13	1.500%	8,000,000	8,020,640
VIRGINIA 0.2%
City of Norfolk Unlimited General Obligation Bonds BAN Series 2011A
01/01/14	3.000%	$3,250,000	$3,280,615
Total Municipal Short Term (Cost: $153,143,176)			$153,208,789

	Shares	Value

Money Market Funds 1.0%
JPMorgan Tax Free Money Market Fund, 0.010% (g)	21,457,030	$21,457,030
Total Money Market Funds (Cost: $21,457,030)		$21,457,030
Total Investments
(Cost: $2,110,751,759) (h)		$2,142,170,143(i)
Other Assets & Liabilities, Net		(19,110,680)
Net Assets		$2,123,059,463

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bond.
(e)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 2013.
(f)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2013.

(h)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $ 2,110,752,000and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$31,814,000
Unrealized Depreciation	(396,000)
Net Unrealized Appreciation	$31,418,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	1,922,591,849	—	1,922,591,849
Total Bonds	—	1,922,591,849	—	1,922,591,849
Short-Term Securities
Floating Rate Notes	—	66,265,000	—	66,265,000
Municipal Short Term	—	131,856,264	—	131,856,264
Total Short-Term Securities	—	198,121,264	—	198,121,264
Other
Money Market Funds	21,457,030	—	—	21,457,030
Total Other	21,457,030	—	—	21,457,030
Total	21,457,030	2,120,713,113	—	2,142,170,143

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia South Carolina Intermediate Municipal Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.6%

AIRPORT 1.7%

County of Horry
Revenue Bonds
Series 2010A
07/01/18	5.000%	$1,315,000	$1,507,082
07/01/20	5.000%	1,150,000	1,340,118
Total			2,847,200

FOREST PRODUCTS 0.3%

County of Georgetown Revenue Bonds International Paper Co. Project Series 1997A AMT (a)
10/01/21	5.700%	500,000	500,575

HIGHER EDUCATION 5.9%

College of Charleston
Refunding Revenue Bonds
Series 2012A
04/01/24	4.000%	1,300,000	1,461,096
04/01/26	4.000%	1,390,000	1,547,529
Florence-Darlington Commission for Technical Education
Revenue Bonds
Series 2005A (NPFGC)
03/01/18	5.000%	1,725,000	1,854,237
03/01/20	5.000%	1,905,000	2,047,722
University of South Carolina
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/26	5.000%	1,500,000	1,814,400
Series 2008A (AGM)
06/01/21	5.000%	1,060,000	1,246,306
Total			9,971,290

HOSPITAL 18.6%

County of Charleston Revenue Bonds Care Alliance Health Services Series 1999A (AGM)
08/15/15	5.125%	6,120,000	6,733,408
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/27	5.000%	1,750,000	1,996,977
10/01/31	5.000%	2,000,000	2,282,260
Greenville Hospital System Board
Refunding Revenue Bonds
Series 2008A
05/01/21	5.250%	2,750,000	3,138,272
Series 2012
05/01/28	5.000%	2,000,000	2,303,480
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	1,230,000	1,429,088

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL (CONTINUED)

11/01/18	5.000%	$1,000,000	$1,169,780
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Anmed Health Project
Series 2010
02/01/17	5.000%	1,000,000	1,125,110
Palmetto Health
Series 2005A (AGM)
08/01/21	5.250%	3,000,000	3,364,080
Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/20	5.000%	2,000,000	2,373,920
Kershaw County Medical Center Project
Series 2008
09/15/25	5.500%	1,925,000	2,115,325
South Carolina Electric & Gas Co. Project
Series 2013
02/01/28	4.000%	2,000,000	2,141,320
Spartanburg County Regional Health Services District Revenue Bonds Series 2008A
04/15/19	5.000%	1,225,000	1,424,614
Total			31,597,634

INVESTOR OWNED 1.3%

County of Oconee Refunding Revenue Bonds Duke Power Co. Project Series 2009
02/01/17	3.600%	2,000,000	2,165,880

JOINT POWER AUTHORITY 6.3%

City of Easley Refunding Revenue Bonds Series 2011 (AGM)
12/01/28	5.000%	1,000,000	1,146,890
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2008A-3 (AGM)
01/01/17	5.000%	2,000,000	2,286,600
01/01/18	5.000%	3,050,000	3,555,690
South Carolina State Public Service Authority
Refunding Revenue Bonds
Series 2009A
01/01/28	5.000%	2,000,000	2,304,260
Revenue Bonds
Series 2009B
01/01/24	5.000%	1,250,000	1,458,250
Total			10,751,690

LOCAL APPROPRIATION 21.5%

Berkeley County School District
Refunding Certificate of Participation
Berkeley School Facilities GRP, Inc.

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL APPROPRIATION (CONTINUED)

Series 2008 AGM
02/01/16	3.500%	$1,000,000	$1,066,140
Revenue Bonds
Securing Assets for Education
Series 2006
12/01/20	5.000%	1,000,000	1,147,610
12/01/21	5.000%	2,000,000	2,290,340
12/01/22	5.000%	3,545,000	4,052,467
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Project Series 2006
12/01/19	5.000%	2,000,000	2,300,100
City of North Charleston Revenue Bonds Series 2012
06/01/29	5.000%	2,280,000	2,658,822
County of Charleston Refunding Certificate of Participation Charleston Public Facilities Corp. Series 2005 (NPFGC)
06/01/17	5.125%	1,470,000	1,615,265
Fort Mill School Facilities Corp. Revenue Bonds Series 2006
12/01/17	5.000%	2,900,000	3,263,979
Greenville County School District
Refunding Revenue Bonds
Building Equity Sooner
Series 2012
12/01/22	5.000%	2,000,000	2,476,720
Building Equity Sooner Tomorrow
Series 2006
12/01/27	5.000%	1,300,000	1,460,121
Revenue Bonds
Building Equity Sooner Tomorrow
Series 2006 (AGM)
12/01/15	5.000%	500,000	561,380
Hilton Head Island Public Facilities Corp. Certificate of Participation Beach Preservation Fee Pledge Series 2006 (NPFGC)
08/01/14	5.000%	1,600,000	1,709,504
Newberry Investing in Children’s Education Revenue Bonds Newberry County School District Project Series 2005
12/01/15	5.250%	1,265,000	1,378,028
Scago Educational Facilities Corp. for Pickens School District
Revenue Bonds
Pickens County Project
Series 2006 (AGM)
12/01/23	5.000%	5,000,000	5,637,500
12/01/24	5.000%	2,000,000	2,250,220

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL APPROPRIATION (CONTINUED)

Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2007
12/01/17	5.000%	$1,000,000	$1,162,060
Town of Hilton Head Island
Revenue Bonds
Series 2011A
06/01/23	5.000%	555,000	663,708
06/01/24	5.000%	580,000	688,402
Total			36,382,366

LOCAL GENERAL OBLIGATION 6.3%

Anderson County School District No. 4 Unlimited General Obligation Bonds Series 2006 (AGM)
03/01/19	5.250%	1,115,000	1,263,685
County of Charleston
Unlimited General Obligation Bonds
Improvement
Series 2009A
08/01/23	5.000%	2,000,000	2,415,060
08/01/24	5.000%	2,000,000	2,398,660
Spartanburg County School District No. 7
Unlimited General Obligation Bonds
Series 2001
03/01/18	5.000%	2,000,000	2,319,020
03/01/21	5.000%	1,940,000	2,227,372
Total			10,623,797

MUNICIPAL POWER 2.6%

City of Rock Hill Refunding Revenue Bonds Combined Utility System Series 2012A (AGM)
01/01/23	5.000%	1,560,000	1,896,383
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	315,000	365,560
Puerto Rico Electric Power Authority Revenue Bonds Series 2007TT (b)
07/01/20	5.000%	1,000,000	1,040,910
Town of Winnsboro Combined Utility System Refunding Revenue Bonds Series 1999 (NPFGC)
08/15/13	5.250%	1,020,000	1,044,980
Total			4,347,833

PORTS 1.0%

South Carolina State Ports Authority
Revenue Bonds
Series 2010
07/01/16	5.000%	500,000	567,010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PORTS (CONTINUED)

07/01/23	5.250%	$1,000,000	$1,187,700
Total			1,754,710

REFUNDED / ESCROWED 5.2%

City of Columbia
Prerefunded 02/01/15 Revenue Bonds
Waterworks & Sewer System
Series 2005 (AGM)
02/01/23	5.000%	2,000,000	2,183,720
02/01/27	5.000%	1,500,000	1,637,790
Greenville County School District Prerefunded 12/01/13 Revenue Bonds Building Equity Sooner Tomorrow Series 2003
12/01/16	5.250%	1,500,000	1,562,565
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC) (b)
07/01/18	5.500%	1,050,000	1,302,588
Town of Lexington Waterworks & Sewer System Prerefunded 10/01/14 Revenue Bonds Series 1997
04/01/19	5.450%	2,000,000	2,124,640
Total			8,811,303

RESOURCE RECOVERY 1.4%

Three Rivers Solid Waste Authority (c)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/24	0.000%	1,835,000	1,193,264
10/01/25	0.000%	1,835,000	1,139,516
Total			2,332,780

RETIREMENT COMMUNITIES 2.5%

South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Episcopal Church
Series 2007
04/01/15	5.000%	525,000	554,321
04/01/16	5.000%	600,000	644,334
1st Mortgage-Lutheran Homes
Series 2007
05/01/16	5.000%	1,245,000	1,310,450
05/01/21	5.375%	1,650,000	1,735,783
Total			4,244,888

SINGLE FAMILY 0.5%

South Carolina State Housing Finance & Development Authority Revenue Bonds Series 2010-1 (GNMA/FNMA/FHLMC)
01/01/28	5.000%	790,000	849,068

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL NON PROPERTY TAX 2.6%

City of Greenville Improvement Refunding Bonds Series 2011 (AGM)
04/01/21	5.000%	$1,290,000	$1,562,913
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC) (b)
07/01/20	5.500%	1,200,000	1,297,692
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	400,000	450,172
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (b)
10/01/25	5.000%	1,060,000	1,156,746
Total			4,467,523

STATE GENERAL OBLIGATION 1.3%

State of South Carolina Unlimited General Obligation Bonds State Economic Development Series 2010B
04/01/23	5.000%	1,775,000	2,165,003

STUDENT LOAN 1.5%

South Carolina State Education Assistance Authority Revenue Bonds Student Loan Series 2009I
10/01/24	5.000%	2,395,000	2,624,752

TRANSPORTATION 3.6%

South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2005A (AMBAC)
10/01/20	5.250%	4,880,000	6,062,717

WATER & SEWER 13.5%

Anderson Regional Joint Water System Refunding Revenue Bonds Series 2012
07/15/28	5.000%	2,000,000	2,401,920
Beaufort-Jasper Water & Sewer Authority
Improvement Refunding Revenue Bonds
Series 2006 (AGM)
03/01/23	5.000%	1,500,000	1,736,445
03/01/25	4.750%	3,000,000	3,417,330

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)

City of Charleston Refunding Revenue Bonds Waterworks & Sewer System Series 2009A
01/01/21	5.000%	$2,500,000	$2,993,600
City of Columbia
Refunding Revenue Bonds
Waterworks & Sewer System
Series 2011A
02/01/27	5.000%	2,435,000	2,922,560
Series 2012
02/01/23	4.000%	1,360,000	1,572,473
County of Berkeley Water & Sewer Refunding Revenue Bonds Series 2008A (AGM)
06/01/21	5.000%	1,000,000	1,179,120
Renewable Water Resources
Refunding Revenue Bonds
Series 2012
01/01/25	5.000%	1,940,000	2,351,358

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)

Series 2005B (AGM)
03/01/19	5.250%	$1,000,000	$1,231,090
Series 2010A
01/01/20	5.000%	1,500,000	1,832,655
Series 2012
01/01/24	5.000%	1,000,000	1,218,330
Total			22,856,881
Total Municipal Bonds (Cost: $151,843,258)			$165,357,890

		Shares	Value

Money Market Funds 1.5%

JPMorgan Tax Free Money Market Fund, 0.010% (d)		2,579,153	$2,579,153

Total Money Market Funds (Cost: $2,579,153)			$2,579,153

Total Investments (Cost: $154,422,411) (e)			$167,937,043(f)
Other Assets & Liabilities, Net			1,535,025
Net Assets			$169,472,068

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2013, the value of these securities amounted to $5,613,668 or 3.31% of net assets.

(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(e)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $154,422,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,610,000
Unrealized Depreciation	(95,000)
Net Unrealized Appreciation	$13,515,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	165,357,890	—	165,357,890
Total Bonds	—	165,357,890	—	165,357,890
Other
Money Market Funds	2,579,153	—	—	2,579,153
Total Other	2,579,153	—	—	2,579,153
Total	2,579,153	165,357,890	—	167,937,043

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Virginia Intermediate Municipal Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.2%

AIRPORT 4.1%

Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2010F-1
10/01/21	5.000%	$1,000,000	$1,233,120
Revenue Bonds
Series 2009B
10/01/21	5.000%	3,000,000	3,548,760
Series 2009C
10/01/23	5.000%	3,000,000	3,539,520
Series 2010A
10/01/23	5.000%	2,475,000	2,947,329
10/01/27	5.000%	1,515,000	1,763,354
Norfolk Airport Authority Refunding Revenue Bonds Series 2011 (AGM)
07/01/24	5.000%	1,000,000	1,156,620
Total			14,188,703

HIGHER EDUCATION 5.0%

Amherst Industrial Development Authority Refunding Revenue Bonds Educational Facilities Sweet Briar Institute Series 2006
09/01/26	5.000%	1,000,000	1,053,520
Lexington Industrial Development Authority Revenue Bonds VMI Development Board, Inc. Project Series 2006A
12/01/20	5.000%	1,400,000	1,757,546
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/22	5.000%	1,245,000	1,539,330
Series 2011B
03/01/21	5.000%	2,250,000	2,815,672
Revenue Bonds
Liberty University Projects
Series 2010
03/01/19	5.000%	1,000,000	1,212,080
03/01/22	5.000%	1,455,000	1,721,993
03/01/23	5.000%	2,000,000	2,333,580
Roanoke College
Series 2007
04/01/23	5.000%	1,000,000	1,142,400
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/26	5.250%	3,115,000	3,972,186
Total			17,548,307

HOSPITAL 9.0%

Augusta County Industrial Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/19	5.250%	905,000	1,069,040

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL (CONTINUED)

Chesapeake Hospital Authority Refunding Revenue Bonds Chesapeake General Hospital Series 2004A
07/01/18	5.250%	$1,500,000	$1,608,555
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993
08/15/19	5.250%	1,000,000	1,154,480
Series 1993I (NPFGC)
08/15/19	5.250%	1,000,000	1,146,640
Revenue Bonds
Health Care-Inova Health System
Series 2012-D
05/15/29	4.000%	2,500,000	2,667,800
Inova Health System
Series 2009C
05/15/25	5.000%	1,000,000	1,143,990
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/18	5.250%	2,000,000	2,315,900
06/15/20	5.250%	6,495,000	7,698,264
Norfolk Economic Development Authority Refunding Revenue Bonds Sentara Healthcare Series 2012B
11/01/27	5.000%	1,735,000	2,055,385
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carolina Clinic Obligation
Series 2010
07/01/25	5.000%	3,500,000	3,959,795
Revenue Bonds
Carilion Clinic Obligation Group
Series 2012
07/01/22	5.000%	2,000,000	2,391,220
07/01/23	5.000%	1,000,000	1,184,160
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2010
11/01/16	4.000%	1,000,000	1,107,250
Revenue Bonds
Wellmont Health System Project
Series 2007A
09/01/22	5.125%	710,000	766,559
Winchester Industrial Development Authority Revenue Bonds Valley Health System Series 2007
01/01/26	5.000%	1,250,000	1,357,600
Total			31,626,638

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

INVESTOR OWNED 1.1%

Chesterfield County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A
05/01/23	5.000%	$2,000,000	$2,319,820
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A (a)
05/01/33	4.050%	1,300,000	1,346,202
Total			3,666,022

LOCAL APPROPRIATION 8.8%

Appomattox County Economic Development Authority Refunding Revenue Bonds Series 2010
05/01/22	5.000%	1,490,000	1,759,809
Arlington County Industrial Development Authority
Revenue Bonds
Virginia Capital Project
Series 2004
08/01/17	5.000%	1,205,000	1,285,795
08/01/18	5.000%	1,205,000	1,284,867
Bedford County Economic Development Authority Revenue Bonds Public Facilities Project Series 2006 (NPFGC)
05/01/15	5.000%	1,230,000	1,342,459
County of Prince William
Certificate of Participation
Prince William County Facilities
Series 2006A (AMBAC)
09/01/17	5.000%	800,000	914,176
09/01/21	5.000%	1,625,000	1,845,041
Fairfax County Economic Development Authority
Revenue Bonds
Government Center Properties
Series 2003F (AMBAC)
05/15/15	5.000%	5,000,000	5,500,300
School Board Center Administration Building Project I
Series 2005A
04/01/19	5.000%	1,380,000	1,505,580
Six Public Facilities Projects
Series 2010
04/01/24	4.000%	1,340,000	1,470,074
Hampton Roads Regional Jail Authority
Refunding Revenue Bonds
Series 2004 (NPFGC)
07/01/15	5.000%	1,685,000	1,785,477
07/01/16	5.000%	1,930,000	2,037,192
Henrico County Economic Development Authority Refunding Revenue Bonds Series 2009B
08/01/21	4.500%	1,770,000	2,084,494

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL APPROPRIATION (CONTINUED)

James City County Economic Development Authority Revenue Bonds Public Facilities Projects Series 2006 (AGM)
06/15/23	5.000%	$2,000,000	$2,314,980
Montgomery County Industrial Development Authority Revenue Bonds Public Projects Series 2008
02/01/29	5.000%	1,000,000	1,104,440
New Kent County Economic Development Authority
Revenue Bonds
School & Governmental Projects
Series 2006 (AGM)
02/01/15	5.000%	1,000,000	1,087,510
02/01/21	5.000%	2,075,000	2,367,388
Prince William County Industrial Development Authority Refunding Revenue Bonds ATCC Project Series 2005
02/01/17	5.250%	1,115,000	1,310,906
Total			31,000,488

LOCAL GENERAL OBLIGATION 19.8%

City of Colonial Heights Unlimited General Obligation Refunding & Public Improvement Bonds Series 2012
06/01/21	4.000%	1,025,000	1,206,743
City of Hampton Limited General Obligation Refunding & Public Improvement Bonds Series 2010A
01/15/19	4.000%	2,000,000	2,330,320
City of Lynchburg
Unlimited General Obligation Public Improvement Bonds
Series 2009A
08/01/20	5.000%	525,000	644,123
08/01/21	5.000%	530,000	642,572
City of Manassas Park Unlimited General Obligation Refunding Bonds Series 2008 (AGM)
01/01/22	5.000%	1,205,000	1,395,486
City of Newport News
Unlimited General Obligation Improvement Bonds
Series 2011A
07/01/23	5.000%	1,380,000	1,661,920
Unlimited General Obligation Refunding Bonds
Improvement-Water
Series 2007B
07/01/20	5.250%	2,000,000	2,530,160
Series 2006B
02/01/18	5.250%	3,030,000	3,664,421
City of Norfolk
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)

Capital Improvement
Series 2012C
10/01/28	5.000%	$3,000,000	$3,570,330
Unlimited General Obligation Refunding Bonds
Capital Improvement
Series 2005 (NPFGC)
03/01/15	5.000%	4,000,000	4,379,320
City of Portsmouth
Unlimited General Obligation Refunding Bonds
Public Utilities
Series 2012A
07/15/21	5.000%	3,000,000	3,761,850
Series 2003 (AGM)
07/01/17	5.000%	2,035,000	2,165,891
07/01/19	5.000%	1,895,000	2,016,053
Series 2006A (NPFGC)
07/01/16	5.000%	660,000	756,129
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2012A
03/01/29	5.000%	4,510,000	5,437,301
Unlimited General Obligation Public Improvement Bonds
Series 2010D
07/15/22	5.000%	575,000	700,862
07/15/24	5.000%	1,000,000	1,226,470
Unlimited General Obligation Refunding Public Improvement Bonds
Series 2005A (AGM)
07/15/15	5.000%	5,340,000	5,929,589
City of Virginia Beach Unlimited General Obligation Refunding & Public Improvement Bonds Series 2004B
05/01/17	5.000%	1,000,000	1,158,070
County of Arlington
Unlimited General Obligation Bonds
Series 2012C
08/15/27	4.000%	3,000,000	3,392,100
Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2006
08/01/17	5.000%	2,400,000	2,759,064
Series 2012A
08/01/22	5.000%	3,000,000	3,855,990
County of Fairfax Unlimited General Obligation Refunding Bonds Public Improvement Series 2011A
04/01/24	4.000%	2,000,000	2,294,760
County of Fauquier Unlimited General Obligation Refunding Bonds School Series 2012
07/15/21	4.000%	1,000,000	1,178,270

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)

County of Pittsylvania Unlimited General Obligation Bonds Series 2008B
02/01/23	5.500%	$1,030,000	$1,222,878
County of Prince William Unlimited General Obligation Refunding & Public Improvements Bonds Series 2012A
08/01/21	4.000%	2,815,000	3,361,786
County of Smyth Unlimited General Obligation Bonds Public Improvement Series 2011A
11/01/31	5.000%	4,000,000	4,665,080
Town of Leesburg Unlimited General Obligation Refunding Bonds Series 2006B
09/15/17	5.000%	1,145,000	1,358,485
Total			69,266,023

OTHER BOND ISSUE 2.0%

City of Norfolk Refunding Revenue Bonds Series 2005A (NPFGC)
02/01/21	5.000%	5,170,000	5,381,556
Virginia Beach Development Authority Revenue Bonds Series 2010C
08/01/23	5.000%	1,380,000	1,656,580
Total			7,038,136

OTHER INDUSTRIAL DEVELOPMENT BOND 0.6%

Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003 (a)
10/01/33	2.375%	2,000,000	2,045,620

POOL / BOND BANK 15.2%

Virginia Public School Authority
Refunding Revenue Bonds
School Financing
Series 2004C
08/01/16	5.000%	7,425,000	8,530,583
Series 2009C
08/01/25	4.000%	2,560,000	2,807,910
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/24	5.000%	1,395,000	1,688,494
Subordinated State Revolving Fund
Series 2005
10/01/19	5.500%	5,180,000	6,596,419

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

POOL / BOND BANK (CONTINUED)

10/01/20	5.500%	$3,500,000	$4,527,880
10/01/21	5.500%	6,475,000	8,465,027
Revenue Bonds
Pooled Financing
Series 2009B
11/01/18	4.000%	4,000,000	4,653,800
Pooled Moral Obligation
Series 2009B
11/01/18	4.000%	1,000,000	1,160,720
State Moral Obligation - Virginia Pooled
Series 2012
11/01/22	4.000%	2,040,000	2,391,859
11/01/25	5.000%	2,795,000	3,444,335
State Revolving Fund
Series 2009
10/01/17	5.000%	1,380,000	1,646,009
Subordinated State Revolving Fund
Series 2008
10/01/29	5.000%	5,000,000	5,809,300
Unrefunded Revenue Bonds
Senior Series 2005-VA
11/01/18	5.000%	540,000	605,048
Subordinated Series 2003-VA
11/01/19	5.000%	865,000	895,292
Total			53,222,676

PORTS 0.4%

Virginia Port Authority Revenue Bonds Series 2003 (NPFGC) AMT (b)
07/01/15	5.125%	1,430,000	1,471,456

REFUNDED / ESCROWED 4.9%

City of Hampton Prerefunded 04/01/15 Unlimited General Obligation Public Improvement Bonds Series 2005A (NPFGC/FGIC)
04/01/18	5.000%	1,500,000	1,648,875
City of Portsmouth Unlimited General Obligation Bonds Series 2006 Escrowed to Maturity (NPFGC)
07/01/16	5.000%	340,000	390,891
County of Arlington Prerefunded 08/01/16 Unlimited General Obligation Public Improvement Bonds Series 2006
08/01/17	5.000%	1,600,000	1,845,088
County of Henrico Prerefunded 12/01/18 Unlimited General Obligation Public Improvement Bonds Series 2008A
12/01/21	5.000%	1,000,000	1,239,280

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

REFUNDED / ESCROWED (CONTINUED)

Fairfax County Economic Development Authority Prerefunded 01/15/15 Revenue Bonds Fairfax Public Improvement Projects Series 2005
01/15/24	5.000%	$2,315,000	$2,520,225
Newport News Economic Development Authority Prerefunded 01/15/16 Revenue Bonds Series 2005A
01/15/23	5.250%	1,510,000	1,718,591
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 Escrowed to Maturity (NPFGC/FGIC)
07/15/17	5.250%	530,000	595,349
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	2,000,000	2,145,220
Virginia Beach Development Authority Prerefunded 05/01/15 Revenue Bonds Series 2005A
05/01/21	5.000%	4,000,000	4,411,720
Virginia Resources Authority
Prerefunded 11/01/13 Revenue Bonds
Subordinated Series 2003-VA
11/01/19	5.000%	125,000	129,414
11/01/19	5.000%	110,000	113,884
Prerefunded 11/01/15 Revenue Bonds
Senior Series 2005-VA
11/01/18	5.000%	490,000	550,089
Total			17,308,626

RETIREMENT COMMUNITIES 2.6%

Albermarle County Economic Development Authority Revenue Bonds Westminster-Canterbury of the Blue Ridge Series 2012
01/01/32	4.625%	2,000,000	1,956,740
Fairfax County Economic Development Authority
Refunding Revenue Bonds
Retirement-Greenspring
Series 2006A
10/01/26	4.750%	2,000,000	2,086,140
Revenue Bonds
Goodwin House, Inc.
Series 2007
10/01/22	5.000%	2,500,000	2,691,275
Hanover County Economic Development Authority Revenue Bonds Covenant Woods Series 2012-A
07/01/22	4.000%	1,320,000	1,296,583

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

RETIREMENT COMMUNITIES (CONTINUED)

Henrico County Economic Development Authority Refunding Revenue Bonds Westminster Canterbury Corp. Series 2006
10/01/21	5.000%	$1,000,000	$1,026,540
Total			9,057,278

SPECIAL NON PROPERTY TAX 6.3%

Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
06/15/15	5.000%	2,480,000	2,698,389
06/15/18	5.000%	3,800,000	4,105,520
06/15/25	5.000%	3,000,000	3,272,280
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC) (c)
07/01/19	5.500%	2,500,000	2,705,150
Reynolds Crossing Community Development Authority Special Assessment Bonds Reynolds Crossing Project Series 2007
03/01/21	5.100%	1,063,000	1,082,793
Territory of Guam Revenue Bonds Series 2011A (c)
01/01/31	5.000%	850,000	956,616
Virgin Islands Public Finance Authority (c)
Revenue Bonds
Matching Fund Loan Notes
Series 2012-A
10/01/32	5.000%	2,210,000	2,426,514
Senior Lien-Matching Fund Loan Note
Series 2010A
10/01/25	5.000%	2,450,000	2,673,611
White Oak Village Shops Community Development Authority Special Assessment Bonds Series 2007
03/01/17	5.300%	2,078,000	2,228,925
Total			22,149,798

SPECIAL PROPERTY TAX 4.0%

Dullles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012
03/01/23	4.000%	1,000,000	979,640
Fairfax County Economic Development Authority
Special Tax Bonds
Silver Line Phase I Project
Series 2011
04/01/19	5.000%	4,315,000	5,243,804
04/01/26	5.000%	4,185,000	4,914,822
Marquis Community Development Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)

Tax Allocation Bonds
Series 2007B
09/01/41	5.625%	$2,084,000	$1,873,203
Marquis Community Development Authority (d)
Tax Allocation Bonds
Series 2007C
09/01/41	0.000%	3,164,000	350,128
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012
03/01/25	5.000%	690,000	731,842
Total			14,093,439

STATE APPROPRIATED 3.7%

Virginia Public Building Authority
Revenue Bonds
Public Facility
Series 2006B
08/01/26	4.500%	2,000,000	2,145,340
Series 2005C
08/01/14	5.000%	2,000,000	2,140,320
Series 2006A
08/01/15	5.000%	4,775,000	5,307,794
Virginia Public School Authority Refunding Revenue Bonds School Financing 1997 Series 2012
08/01/26	4.000%	3,000,000	3,379,530
Total			12,972,984

STATE GENERAL OBLIGATION 0.3%

Puerto Rico Public Buildings Authority Revenue Bonds Government Facilities Series 2007N (c)
07/01/24	5.500%	1,000,000	1,025,520

TURNPIKE / BRIDGE / TOLL ROAD 3.8%

Chesapeake Bay Bridge & Tunnel District Refunding Revenue Bonds General Resolution Series 1998 (NPFGC)
07/01/25	5.500%	4,000,000	4,700,560
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/25	4.000%	2,100,000	2,220,120
07/15/26	4.000%	1,400,000	1,463,378
07/15/27	5.000%	1,000,000	1,124,910

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TURNPIKE / BRIDGE / TOLL ROAD (CONTINUED)

Metropolitan Washington Airports Authority Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM) (d)
10/01/23	0.000%	$5,000,000	$3,302,300
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC/FGIC)
07/15/17	5.250%	470,000	507,116
Total			13,318,384

WATER & SEWER 6.6%

City of Newport News Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	1,035,000	1,196,729
City of Norfolk Water Refunding Revenue Bonds Series 2012
11/01/19	5.000%	1,000,000	1,237,320
City of Richmond Revenue Bonds Series 2007 (AGM)
01/15/21	4.500%	1,000,000	1,120,350
County of Fairfax Revenue Bonds Sewer Series 2012
07/15/27	4.500%	2,765,000	3,254,377
County of Spotsylvania Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	1,030,000	1,203,277

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)

Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B
04/01/19	5.250%	$1,835,000	$2,291,273
Hampton Roads Sanitation District
Revenue Bonds
Series 2008
04/01/22	5.000%	1,000,000	1,181,380
04/01/24	5.000%	3,000,000	3,514,710
Series 2011
11/01/24	5.000%	1,750,000	2,097,988
11/01/25	5.000%	1,380,000	1,647,554
Upper Occoquan Sewage Authority
Refunding Revenue Bonds
Series 2005 (AGM)
07/01/21	5.000%	2,640,000	2,918,599
Revenue Bonds
Series 1995A (NPFGC)
07/01/20	5.150%	1,295,000	1,550,128
Total			23,213,685
Total Municipal Bonds (Cost: $318,312,936)			$344,213,783

		Shares	Value

Money Market Funds 0.9%

JPMorgan Tax Free Money Market Fund, 0.010% (e)		3,110,137	$3,110,137

Total Money Market Funds (Cost: $3,110,137)			$3,110,137

Total Investments (Cost: $321,423,073) (f)			$347,323,920(g)
Other Assets & Liabilities, Net			3,317,663
Net Assets			$350,641,583

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Income from this security may be subject to alternative minimum tax.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2013, the value of these securities amounted to $9,787,411 or 2.79% of net assets.

(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(f)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $321,423,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$26,653,000
Unrealized Depreciation	(752,000)
Net Unrealized Appreciation	$25,901,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	344,213,783	—	344,213,783
Total Bonds	—	344,213,783	—	344,213,783
Other
Money Market Funds	3,110,137	—	—	3,110,137
Total Other	3,110,137	—	—	3,110,137
Total	3,110,137	344,213,783	—	347,323,920

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         During November 2012, the registrant enhanced internal controls over financial reporting relating to the recording of certain last day trades.  These controls include (i) additional analysis of last day security purchase prices, (ii) comparisons of cost and market value for last day trades and (iii) analytical review of per share changes resulting from financial statement adjustments.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 22, 2013